UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2013

Semi-Annual Repor t

Legg Mason

Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The investment objective of each Fund in Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

As a secondary objective, each Fund (except Legg Mason Target Retirement Fund) will seek to reduce volatility during its “Dynamic Rebalancing Period”.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Target Retirement Series for the six-month reporting period ended July 31, 2013. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Funds, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Funds and other funds in the Legg Mason complex. On behalf of all our shareholders and the Funds’ Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Funds. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 30, 2013

II	Legg Mason Target Retirement Series

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended July 31, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 2.3% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s second reading for second quarter 2013 GDP growth, released after the reporting period ended, was 2.5%. This increase was partially driven by increases in exports and non-residential fixed investment, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.7%. Unemployment then fell to 7.6% in March and 7.5% in April. It then edged up to 7.6% in May and was unchanged in June. However, unemployment then declined to 7.4% in July, its lowest level since December 2008. In addition, the percentage of longer-term unemployed has also declined, as roughly 37% of the 11.5 million Americans looking for work in July 2013 have been out of work for more than six months, versus 38.1% in January 2013.

Meanwhile, the housing market continued to show signs of strength, as sales generally improved and home prices moved higher. According to the National Association of Realtors (“NAR”), existing-home sales rose 6.5% on a seasonally adjusted basis in

July 2013 versus the previous month and were 17.2% higher than in July 2012. In addition, the NAR reported that the median existing-home price for all housing types was $213,500 in July 2013, up 13.7% from July 2012. This marked the seventeenth consecutive month that home prices rose compared to the same period a year earlier. The inventory of homes available for sale in July 2013 was unchanged versus the previous month at a 5.1 month supply at the current sales pace and was 5% lower than in July 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, the U.S. manufacturing sector expanded during the first three months of the reporting period. Manufacturing then experienced a setback, falling from 50.7 in April 2013 to 49.0 in May (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing then moved back into expansion territory, as the PMI increased to 50.9 in June and 55.4 in July, the latter being the best reading since April 2011.

Growth generally moderated overseas and, in some cases, fell back into a recession. In its July 2013 World Economic Outlook, the International Monetary Fund (“IMF”) stated that “Global growth is projected to remain subdued at slightly above three percent in 2013, the same as in 2012. This is less than forecasted in the April 2013 World Economic Outlook.” From a regional perspective, the IMF anticipates 2013 growth will be -0.6% in the Eurozone. Growth in emerging market countries is expected to remain higher than in their developed country counterparts, and the IMF projects that emerging market growth will increase from 4.9% in 2012 to 5.0% in 2013. In particular, China’s economy is expected to grow 7.8% in 2013, the same as in 2012. Elsewhere, the IMF projects that growth in India will increase from 3.2% in 2012 to 5.6% in 2013.

Legg Mason Target Retirement Series	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market did not rebound as sharply. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on July 31, 2013, the Fed did not institute any policy changes and left its $85 billion a month asset purchase program intact.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v lowered interest rates from 1.00% to 0.75% prior to the beginning of the period, at the time a record low. In September 2012, the ECB introduced its Outright Monetary Transactions (“OMT”) program. With the OMT, the ECB can purchase an unlimited amount of bonds that are issued by troubled Eurozone countries, provided the countries formally ask to participate in the program and agree to certain conditions. In May 2013, the ECB cut rates to a new record low of 0.50%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. In January 2013, the Bank of Japan announced that it would raise its target for annual inflation from 1% to 2%, and the Japanese government introduced a ¥10.3 trillion ($116 billion) stimulus package to support its economy. Elsewhere, the Reserve Bank of India lowered interest rates three times during the reporting period to 7.25%, whereas the People’s Bank of China kept rates on hold at 6.0%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite periods of volatility and several “flights to quality,” the U.S. stock market generated strong results during the reporting period. In early 2013, there were concerns about the “fiscal cliff” and its potential impact on the economy. While this and other macro issues, including the European sovereign debt crisis and uncertainties surrounding the impact of sequestration, weighed on investor sentiment at times, the market posted positive results during the first four months of the reporting period. The market then experienced a modest setback in June 2013, due to concerns related to the tapering of the Fed’s asset purchase program. However, the market then rallied sharply in July as investor risk appetite returned. All told, for the six months ended July 31, 2013, the S&P 500 Indexvi gained 13.73%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns during the six months ended July 31, 2013, with the Russell 2000 Indexvii gaining 16.66%. In contrast, large-cap stocks, as measured by the Russell 1000 Indexviii , returned 13.83% and the Russell Midcap Indexix returned 14.32%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 13.33% and 14.72%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. The international developed stock market, as measured by the MSCI EAFE Indexxii posted a positive return but underperformed the S&P 500 Index during the six months ended July 31, 2013, gaining 4.11%. Emerging market equities, in contrast, produced very weak results, as the MSCI Emerging Markets Indexxiii fell 9.87%. Emerging market equities performed poorly given weakening global growth, concerns regarding China’s ability to orchestrate a “soft landing” for its economy, generally falling commodity prices and rising U.S. interest rates.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2013?

A. Both short- and long-term Treasury yields moved sharply higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.27%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.43% on June 25, 2013, before ending the period at 0.31%. The yield on the ten-year Treasury began the period at 2.02%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.73% on July 5, 2013, before edging down to 2.60% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector demand was often solid during the first three months of the period as investors looked to generate incremental

IV	Legg Mason Target Retirement Series

yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis, mixed economic data and concerns related to the U.S. “fiscal cliff” and sequestration. The spread sectors then weakened over the next two months of the period amid sharply rising interest rates given the Fed’s indications that it may begin tapering its asset purchase program sooner than previously anticipated. However, most spread sectors rallied in July 2013 amid improving investor demand. All told, the majority of spread sectors generated negative absolute returns and performed largely in line with equal-durationxiv Treasuries during the reporting period. For the six months ended July 31, 2013, the Barclays U.S. Aggregate Indexxv fell 1.62%.

Q. How did the high-yield market perform over the six months ended July 31, 2013?

A. The U.S. high-yield bond market was one of the few spread sectors to generate a positive return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxvi, posted positive returns during the first three months of the period. Risk appetite was often solid during that time as investors were drawn to higher yielding securities. However, the high-yield market declined in May and June, before rallying sharply in July. All told, the high-yield market gained 1.97% for the six months ended July 31, 2013.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The asset class generated poor results during the six months ended July 31, 2013. The asset class fell during four of the six months of the reporting period. These results were triggered by a number of factors, including concerns over moderating global growth, fears of a “hard landing” for China’s economy, generally weaker commodity prices and sharply rising U.S. interest rates. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvii fell 6.02% over the six months ended July 31, 2013.

Legg Mason Target Retirement Series	V

Investment commentary (cont’d)

Legg Mason Target Retirement Series

Legg Mason Target Retirement Series (the “Target Retirement Series”) consists of nine Legg Mason Target Retirement Funds (each a “Target Fund” and collectively the “Target Funds”). Each Target Fund is a “fund of funds” that seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed-income and inflation-hedging—and investment styles.

Each Target Fund, other than Legg Mason Target Retirement Fund (the “Retirement Fund”), is managed to a specific target date included in its name, which is intended to coincide, generally, with an investor’s retirement year, and is designed for investors expecting to retire around the target date. The year specified in a Target Fund’s name, however, is intended as a general guide, and may not necessarily represent an investor’s retirement year or the year when an investor may plan to withdraw substantially all of his or her assets from a Target Fund. The asset mix in each Target Fund has been designed on the expectation that investors will begin to withdraw assets from the Target Fund during the year specified in the name but will continue to maintain a significant portion of their investment in the Target Fund for a period of time— perhaps ten to twenty years—following that date.

Over time, the underlying asset mix for the Target Funds, other than the Retirement Fund, will gradually become more conservative based on a predetermined “glide path” or asset-allocation model. Once a Target Fund (other than the Retirement Fund) reaches its most conservative planned allocation, approximately fifteen years after its target date, its asset mix will become static. The Retirement Fund is designed for investors close to or in their retirement years. The Retirement Fund generally maintains a static “Target Allocation.” The principal value and return of each Target Fund will vary, and you may have a gain or loss at your retirement date. There is no guarantee that the Target Funds’ objectives will be achieved. Please refer to the prospectus for more information regarding the Target Funds’ investment objectives and strategies.

VI	Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement 2015, excluding sales charges, returned 1.83%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxviii, and its secondary benchmark, the Target Retirement 2015 Composite Indexxix, returned 1.30% and 3.13%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 2.53% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2015:
Class A	1.83%
Class C	1.51%
Class FI	1.84%
Class R	1.73%
Class I	2.03%
Dow Jones Target 2015 Index	1.30%
Target Retirement 2015 Composite Index	3.13%
Lipper Mixed-Asset Target 2015 Funds Category Average[1]	2.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 5.19%, 5.73%, 4.53%, 4.78% and 4.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 158 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	VII

Investment commentary (cont’d)

Legg Mason Target Retirement 2020

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement 2020, excluding sales charges, returned 3.06%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexxviii, and its secondary benchmark, the Target Retirement 2020 Composite Indexxx, returned 2.68% and 3.70%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 3.13% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2020:
Class A	3.06%
Class C	2.63%
Class FI	3.06%
Class R	2.89%
Class I	3.16%
Dow Jones Target 2020 Index	2.68%
Target Retirement 2020 Composite Index	3.70%
Lipper Mixed-Asset Target 2020 Funds Category Average[1]	3.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.40%, 5.05%, 3.67%, 4.54% and 3.85%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 197 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	Legg Mason Target Retirement Series

Legg Mason Target Retirement 2025

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement 2025, excluding sales charges, returned 3.83%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxviii, and its secondary benchmark, the Target Retirement 2025 Composite Indexxxi, returned 4.13% and 4.50%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 4.79% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2025:
Class A	3.83%
Class C	3.47%
Class FI	3.83%
Class R	3.74%
Class I	4.02%
Dow Jones Target 2025 Index	4.13%
Target Retirement 2025 Composite Index	4.50%
Lipper Mixed-Asset Target 2025 Funds Category Average[1]	4.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 3.69%, 4.33%, 3.10%, 3.82% and 3.23%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 165 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	IX

Investment commentary (cont’d)

Legg Mason Target Retirement 2030

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement 2030, excluding sales charges, returned 4.96%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxviii, and its secondary benchmark, the Target Retirement 2030 Composite Indexxxii, returned 5.54% and 5.44%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 5.23% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2030:
Class A	4.96%
Class C	4.57%
Class FI	4.96%
Class R	4.80%
Class I	5.12%
Dow Jones Target 2030 Index	5.54%
Target Retirement 2030 Composite Index	5.44%
Lipper Mixed-Asset Target 2030 Funds Category Average[1]	5.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.82%, 5.19%, 3.94%, 4.45% and 4.01%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 199 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

X	Legg Mason Target Retirement Series

Legg Mason Target Retirement 2035

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement 2035, excluding sales charges, returned 6.66%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxviii, and its secondary benchmark, the Target Retirement 2035 Composite Indexxxiii, returned 6.76% and 6.98%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 6.59% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2035:
Class A	6.66%
Class C	6.26%
Class FI	6.67%
Class R	6.59%
Class I	6.83%
Dow Jones Target 2035 Index	6.76%
Target Retirement 2035 Composite Index	6.98%
Lipper Mixed-Asset Target 2035 Funds Category Average[1]	6.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.70%, 5.36%, 4.14%, 4.67% and 4.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 155 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XI

Investment commentary (cont’d)

Legg Mason Target Retirement 2040

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement 2040, excluding sales charges, returned 8.32%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxviii, and its secondary benchmark, the Target Retirement 2040 Composite Indexxxiv, returned 7.67% and 8.70%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 6.39% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2040:
Class A	8.32%
Class C	7.90%
Class FI	8.39%
Class R	8.23%
Class I	8.48%
Dow Jones Target 2040 Index	7.67%
Target Retirement 2040 Composite Index	8.70%
Lipper Mixed-Asset Target 2040 Funds Category Average[1]	6.39%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.82%, 5.34%, 4.04%, 4.25% and 4.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 186 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XII	Legg Mason Target Retirement Series

Legg Mason Target Retirement 2045

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement 2045, excluding sales charges, returned 8.23%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxviii, and its secondary benchmark, the Target Retirement 2045 Composite Indexxxv, returned 8.14% and 8.70%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 7.31% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2045:
Class A	8.23%
Class C	7.89%
Class FI	8.27%
Class R	8.15%
Class I	8.50%
Dow Jones Target 2045 Index	8.14%
Target Retirement 2045 Composite Index	8.70%
Lipper Mixed-Asset Target 2045 Funds Category Average[1]	7.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.81%, 7.53%, 5.95%, 6.05% and 6.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 155 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XIII

Investment commentary (cont’d)

Legg Mason Target Retirement 2050

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement 2050, excluding sales charges, returned 8.32%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxviii, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxvi, returned 8.20% and 8.70%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned 7.17% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2050:
Class A	8.32%
Class C	7.87%
Class FI	8.24%
Class R	8.11%
Class I	8.50%
Dow Jones Target 2050 Index	8.20%
Target Retirement 2050 Composite Index	8.70%
Lipper Mixed-Asset Target 2050+ Funds Category Average[1]	7.17%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 6.74%, 7.68%, 6.36%, 6.38% and 6.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 283 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XIV	Legg Mason Target Retirement Series

Legg Mason Target Retirement Fund

Performance review

For the six months ended July 31, 2013, Class A shares of Legg Mason Target Retirement Fund, excluding sales charges, returned 0.20%. The Fund’s primary benchmarks, the Russell 3000 Indexxxvii, the MSCI EAFE Index (Gross) and the Barclays U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxxviii, returned 14.05%, 4.46%, -1.62% and 1.22%, respectively, for the same period. The Lipper Mixed-Asset Target Today Funds Category Average1 returned 0.63% over the same time frame.

Performance Snapshot as of July 31, 2013
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement Fund:
Class A	0.20%
Class C	-0.17%
Class FI	0.20%
Class R	0.18%
Class I	0.38%
Russell 3000 Index	14.05%
MSCI EAFE Index (Gross)	4.46%
Barclays U.S. Aggregate Index	-1.62%
Target Retirement Fund Composite Index	1.22%
Lipper Mixed-Asset Target Today Funds Category Average[1]	0.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2013, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 4.87%, 5.66%, 4.53%, 4.42% and 4.20%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual operating expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 146 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XV

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 30, 2013

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities. The Funds’ net asset values will fluctuate and are not guaranteed.

Each Fund in the Target Retirement Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

ix

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

XVI	Legg Mason Target Retirement Series

xvi

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xviii

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

xix

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays U.S. Aggregate Index (22.24%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (1.27%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xx

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays U.S. Aggregate Index (15.58%), Barclays Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.52%). The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxi

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Global Aggregate ex-USD Index (12.52%), Barclays U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiii

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiv

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

Legg Mason Target Retirement Series	XVII

Investment commentary (cont’d)

xxv

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxvi

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxviii

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2013. The Composite Index combines returns from the Barclays U.S. Aggregate Index (42.18%), Barclays Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays U.S. Corporate High Yield — 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

XVIII	Legg Mason Target Retirement Series

Funds at a glance (unaudited)

Legg Mason Target Retirement 2015 Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy
12.8 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
8.6 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
6.5 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
6.5 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
5.6 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Government Obligations Exchange-Traded Funds Financials Consumer Discretionary Information Technology
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.0 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
3.0 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
3.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
3.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
2.7 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
2.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
2.4 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications
0.4 Purchased Options

Legg Mason Target Retirement Series 2013 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2020 Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
18.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy
12.5 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
9.6 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
7.2 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
6.6 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Government Obligations Exchange-Traded Funds Financials Consumer Discretionary Information Technology
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
3.5 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.5 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
3.5 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
3.5 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
3.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
2.9 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
2.8 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications
1.3 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

2	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2025 Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy
12.1 Legg Mason Global Asset Management Trust —Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
10.2 iShares Trust —iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
8.0 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
7.7 Legg Mason Global Asset Management Trust —Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
7.7 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
5.0 Legg Mason Global Asset Management Trust —Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Government Obligations Exchange-Traded Funds Financials Consumer Discretionary Information Technology
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
4.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.3 Legg Mason Global Asset Management Trust —Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
4.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
3.4 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
3.2 The Royce Fund —Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
2.6 Legg Mason Global Asset Management Trust —Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
1.7 Vanguard International Equity Index Funds —Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications
1.1 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
0.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

Legg Mason Target Retirement Series 2013 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2030 Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.4 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
10.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
9.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
9.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy
8.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
8.1 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
5.2 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
5.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
5.2 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
3.3 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
2.9 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
2.2 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
2.0 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications
0.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials

4	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2035 Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.1 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
11.2 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
8.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
8.4 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
6.5 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
6.5 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
6.5 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
6.4 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
5.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.4 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
4.3 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
3.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
1.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
1.3 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
0.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications

Legg Mason Target Retirement Series 2013 Semi-Annual Report	5

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2040 Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
10.8 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
8.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
8.2 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
7.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.9 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
7.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
7.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.9 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
1.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
0.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications

6	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2045 Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
7.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
7.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
7.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
7.4 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
3.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy
2.7 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications

Legg Mason Target Retirement Series 2013 Semi-Annual Report	7

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2050 Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
9.9 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
7.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
7.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
7.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
7.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
7.4 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
7.4 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples
5.0 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.7 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials
3.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	Sovereign Bonds Energy Materials Telecommunication Services Utilities
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
3.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy
2.7 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications

8	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement Fund Breakdown† (%) as of — July 31, 2013

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
38.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Financials Energy
13.6 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
7.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Industrials Materials Financials
5.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Discretionary Consumer Staples Health Care
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Government Obligations Exchange-Traded Funds Financials Consumer Discretionary Information Technology
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Residential REITs Office REITs Diversified REITs
4.2 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
4.2 Legg Mason Partners Equity Trust — ClearBridge International All Cap Opportunity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Information Technology Materials
3.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
2.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Producer Durables Utilities
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health care
2.0 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Information Technology Consumer Discretionary Industrials Energy
1.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
1.3 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
1.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Industrials Health Care Energy Information Technology
1.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Consumer Staples
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	Financials Oil & Gas Consumer Goods Industrials Telecommunications
1.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Consumer Discretionary Technology Producer Durables Health Care Consumer Staples

Legg Mason Target Retirement Series 2013 Semi-Annual Report	9

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	1.83%	$1,000.00	$1,018.30	0.56%	$2.80	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	1.51	1,000.00	1,015.10	1.32	6.60	Class C	5.00	1,000.00	1,018.25	1.32	6.61
Class FI	1.84	1,000.00	1,018.40	0.57	2.85	Class FI	5.00	1,000.00	1,021.97	0.57	2.86
Class R	1.73	1,000.00	1,017.30	0.81	4.05	Class R	5.00	1,000.00	1,020.78	0.81	4.06
Class I	2.03	1,000.00	1,020.30	0.27	1.35	Class I	5.00	1,000.00	1,023.46	0.27	1.35

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

10	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.06%	$1,000.00	$1,030.60	0.55%	$2.77	Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76
Class C	2.63	1,000.00	1,026.30	1.30	6.53	Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class FI	3.06	1,000.00	1,030.60	0.56	2.82	Class FI	5.00	1,000.00	1,022.02	0.56	2.81
Class R	2.89	1,000.00	1,028.90	0.80	4.02	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	3.16	1,000.00	1,031.60	0.26	1.31	Class I	5.00	1,000.00	1,023.51	0.26	1.30

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	11

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.83%	$1,000.00	$1,038.30	0.54%	$2.73	Class A	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class C	3.47	1,000.00	1,034.70	1.29	6.51	Class C	5.00	1,000.00	1,018.40	1.29	6.46
Class FI	3.83	1,000.00	1,038.30	0.55	2.78	Class FI	5.00	1,000.00	1,022.07	0.55	2.76
Class R	3.74	1,000.00	1,037.40	0.79	3.99	Class R	5.00	1,000.00	1,020.88	0.79	3.96
Class I	4.02	1,000.00	1,040.20	0.24	1.21	Class I	5.00	1,000.00	1,023.60	0.24	1.20

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

12	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.96%	$1,000.00	$1,049.60	0.56%	$2.85	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	4.57	1,000.00	1,045.70	1.31	6.64	Class C	5.00	1,000.00	1,018.30	1.31	6.56
Class FI	4.96	1,000.00	1,049.60	0.57	2.90	Class FI	5.00	1,000.00	1,021.97	0.57	2.86
Class R	4.80	1,000.00	1,048.00	0.81	4.11	Class R	5.00	1,000.00	1,020.78	0.81	4.06
Class I	5.12	1,000.00	1,051.20	0.26	1.32	Class I	5.00	1,000.00	1,023.51	0.26	1.30

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	13

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	6.66%	$1,000.00	$1,066.60	0.56%	$2.87	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	6.26	1,000.00	1,062.60	1.31	6.70	Class C	5.00	1,000.00	1,018.30	1.31	6.56
Class FI	6.67	1,000.00	1,066.70	0.56	2.87	Class FI	5.00	1,000.00	1,022.02	0.56	2.81
Class R	6.59	1,000.00	1,065.90	0.81	4.15	Class R	5.00	1,000.00	1,020.78	0.81	4.06
Class I	6.83	1,000.00	1,068.30	0.26	1.33	Class I	5.00	1,000.00	1,023.51	0.26	1.30

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

14	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	8.32%	$1,000.00	$1,083.20	0.57%	$2.94	Class A	5.00%	$1,000.00	$1,021.97	0.57%	$2.86
Class C	7.90	1,000.00	1,079.00	1.32	6.80	Class C	5.00	1,000.00	1,018.25	1.32	6.61
Class FI	8.39	1,000.00	1,083.90	0.57	2.95	Class FI	5.00	1,000.00	1,021.97	0.57	2.86
Class R	8.23	1,000.00	1,082.30	0.82	4.23	Class R	5.00	1,000.00	1,020.73	0.82	4.11
Class I	8.48	1,000.00	1,084.80	0.27	1.40	Class I	5.00	1,000.00	1,023.46	0.27	1.35

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	15

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	8.23%	$1,000.00	$1,082.30	0.57%	$2.94	Class A	5.00%	$1,000.00	$1,021.97	0.57%	$2.86
Class C	7.89	1,000.00	1,078.90	1.32	6.80	Class C	5.00	1,000.00	1,018.25	1.32	6.61
Class FI	8.27	1,000.00	1,082.70	0.58	3.00	Class FI	5.00	1,000.00	1,021.92	0.58	2.91
Class R	8.15	1,000.00	1,081.50	0.82	4.23	Class R	5.00	1,000.00	1,020.73	0.82	4.11
Class I	8.50	1,000.00	1,085.00	0.27	1.40	Class I	5.00	1,000.00	1,023.46	0.27	1.35

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

16	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	8.32%	$1,000.00	$1,083.20	0.57%	$2.94	Class A	5.00%	$1,000.00	$1,021.97	0.57%	$2.86
Class C	7.87	1,000.00	1,078.70	1.32	6.80	Class C	5.00	1,000.00	1,018.25	1.32	6.61
Class FI	8.24	1,000.00	1,082.40	0.58	2.99	Class FI	5.00	1,000.00	1,021.92	0.58	2.91
Class R	8.11	1,000.00	1,081.10	0.82	4.23	Class R	5.00	1,000.00	1,020.73	0.82	4.11
Class I	8.50	1,000.00	1,085.00	0.27	1.40	Class I	5.00	1,000.00	1,023.46	0.27	1.35

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	17

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2013 and held for the six months ended July 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	0.20%	$1,000.00	$1,002.00	0.60%	$2.98	Class A	5.00%	$1,000.00	$1,021.82	0.60%	$3.01
Class C	-0.17	1,000.00	998.30	1.35	6.69	Class C	5.00	1,000.00	1,018.10	1.35	6.76
Class FI	0.20	1,000.00	1,002.00	0.60	2.98	Class FI	5.00	1,000.00	1,021.82	0.60	3.01
Class R	0.18	1,000.00	1,001.80	0.53	2.63	Class R	5.00	1,000.00	1,022.17	0.53	2.66
Class I	0.38	1,000.00	1,003.80	0.30	1.49	Class I	5.00	1,000.00	1,023.31	0.30	1.51

[1]	For the six months ended July 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

18	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2013

Legg Mason Target Retirement 2015

Description			Shares	Value
Investments in Underlying Funds — 98.4%
iShares Trust:
iShares MSCI EAFE Index Fund			5,501	$332,095
iShares Russell 1000 Growth Index Fund			1,211	92,605
iShares Russell 1000 Value Index Fund			2,464	216,413
iShares Russell 2000 Index Fund			780	80,863
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			5,412	102,400	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			18,372	249,119	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			6,323	115,956	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			45,080	493,628	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			13,672	191,683	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			664	116,568	*(a)
ClearBridge Appreciation Fund, Class IS Shares			6,269	115,850	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			24,922	248,967	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			8,095	116,485	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			9,360	122,144	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,740	67,999
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,730	189,298
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			74,573	885,933	(a)
Western Asset High Yield Fund, Class IS Shares			10,742	96,676	(a)
Total Investments in Underlying Funds (Cost — $3,182,422)				3,834,682

		Expiration Date	Contracts
Purchased Options — 0.4%
S&P 500 Index, Put @ $1,275.00		6/21/14	1	1,780
S&P 500 Index, Put @ $1,300.00		6/21/14	1	1,950
S&P 500 Index, Put @ $1,325.00		6/21/14	2	4,470
S&P 500 Index, Put @ $1,350.00		6/21/14	1	2,505
S&P 500 Index, Put @ $1,375.00		6/21/14	1	2,795
Total Purchased Options (Cost — $24,259)				13,500
Total Investments before Short-Term Investments (Cost — $3,206,681)				3,848,182

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.0%
Repurchase Agreements — 1.0%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity — $40,000; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value — $40,800) (Cost — $40,000)	0.050%	8/1/13	$40,000	40,000
Total Investments — 99.8% (Cost — $3,246,681#)				3,888,182
Other Assets in Excess of Liabilities — 0.2%				8,077
Total Net Assets — 100.0%				$3,896,259

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	19

Schedules of investments (unaudited) (cont’d)

July 31, 2013

Legg Mason Target Retirement 2020

Description			Shares	Value
Investments in Underlying Funds — 98.5%
iShares Trust:
iShares MSCI EAFE Index Fund			7,784	$469,920
iShares Russell 1000 Growth Index Fund			1,807	138,181
iShares Russell 1000 Value Index Fund			3,675	322,775
iShares Russell 2000 Index Fund			999	103,566
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			7,476	141,452	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			25,991	352,445	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			9,434	173,015	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			56,190	615,281	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			17,518	245,604	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			990	173,890	*(a)
ClearBridge Appreciation Fund, Class IS Shares			9,348	172,742	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			35,257	352,215	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			12,074	173,739	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			11,992	156,491	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,405	93,987
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,497	242,482
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			77,676	922,789	(a)
Western Asset High Yield Fund, Class IS Shares			6,876	61,888	(a)
Total Investments in Underlying Funds before Short-Term Investments — 98.5% (Cost — $3,836,526)				4,912,462

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.2%
Repurchase Agreements — 1.2%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity — $60,000; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value — $61,200) (Cost — $60,000)	0.050%	8/1/13	$60,000	60,000
Total Investments — 99.7% (Cost — $3,896,526#)				4,972,462
Other Assets in Excess of Liabilities — 0.3%				13,771
Total Net Assets — 100.0%				$4,986,233

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2025

Description			Shares	Value
Investments in Underlying Funds — 99.2%
iShares Trust:
iShares MSCI EAFE Index Fund			12,203	$736,695
iShares Russell 1000 Growth Index Fund			3,220	246,233
iShares Russell 1000 Value Index Fund			6,549	575,199
iShares Russell 2000 Index Fund			1,448	150,114
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			9,804	185,491	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			40,748	552,548	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			16,808	308,254	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			79,252	867,810	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			25,629	359,317	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,765	309,920	*(a)
ClearBridge Appreciation Fund, Class IS Shares			16,662	307,912	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			55,273	552,173	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			21,515	309,597	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			14,929	78,826	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			17,379	226,799	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			3,153	123,219
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			5,117	354,813
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			76,284	906,259	(a)
Western Asset High Yield Fund, Class IS Shares			4,025	36,229	(a)
Total Investments in Underlying Funds before Short-Term Investments — 99.2% (Cost — $5,716,564)				7,187,408

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.1%
Repurchase Agreements — 1.1%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity — $78,000; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value — $79,560) (Cost — $78,000)	0.050%	8/1/13	$78,000	78,000
Total Investments — 100.3% (Cost — $5,794,564#)				7,265,408
Liabilities in Excess of Other Assets — (0.3)%				(25,005)
Total Net Assets — 100.0%				$7,240,403

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	21

Schedules of investments (unaudited) (cont’d)

July 31, 2013

Legg Mason Target Retirement 2030

Description			Shares	Value
Investments in Underlying Funds — 98.8%
iShares Trust:
iShares MSCI EAFE Index Fund			8,299	$501,011
iShares Russell 1000 Growth Index Fund			2,545	194,616
iShares Russell 1000 Value Index Fund			5,146	451,973
iShares Russell 2000 Index Fund			969	100,456
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			4,973	94,088	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			27,882	378,079	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			13,281	243,576	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			48,808	534,445	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,395	244,978	*(a)
ClearBridge Appreciation Fund, Class IS Shares			13,170	243,390	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			37,816	377,779	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			17,005	244,708	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			26,048	137,532	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			11,636	151,848	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,599	62,489
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,331	230,972
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			37,594	446,616	(a)
Western Asset High Yield Fund, Class IS Shares			3,930	35,374	(a)
Total Investments in Underlying Funds before Short-Term Investments — 98.8% (Cost — $3,534,190)				4,673,930

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.7%
Repurchase Agreements — 0.7%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity — $32,000; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value — $32,640) (Cost — $32,000)	0.050%	8/1/13	$32,000	32,000
Total Investments — 99.5% (Cost — $3,566,190#)				4,705,930
Other Assets in Excess of Liabilities — 0.5%				25,254
Total Net Assets — 100.0%				$4,731,184

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2035

Description			Shares	Value
Investments in Underlying Funds — 98.8%
iShares Trust:
iShares MSCI EAFE Index Fund			9,615	$580,458
iShares Russell 1000 Growth Index Fund			3,512	268,563
iShares Russell 1000 Value Index Fund			7,141	627,194
iShares Russell 2000 Index Fund			1,076	111,549
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			3,627	68,619	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			32,103	435,316	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			18,326	336,103	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			20,437	223,786	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,925	337,940	*(a)
ClearBridge Appreciation Fund, Class IS Shares			18,168	335,745	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			43,552	435,085	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			23,465	337,661	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			43,631	230,372	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			12,923	168,652	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,165	45,528
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			3,723	258,153
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			25,923	307,970	(a)
Western Asset High Yield Fund, Class IS Shares			9,914	89,224	(a)
Total Investments in Underlying Funds before Short-Term Investments — 98.8% (Cost — $3,972,441)				5,197,918

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.0%
Repurchase Agreements — 1.0%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity — $54,000; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value — $55,080) (Cost — $54,000)	0.050%	8/1/13	$54,000	54,000
Total Investments — 99.8% (Cost — $4,026,441#)				5,251,918
Other Assets in Excess of Liabilities — 0.2%				12,926
Total Net Assets — 100.0%				$5,264,844

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	23

Schedules of investments (unaudited) (cont’d)

July 31, 2013

Legg Mason Target Retirement 2040

Description	Shares	Value
Investments in Underlying Funds — 98.7%
iShares Trust:
iShares MSCI EAFE Index Fund	9,131	$551,238
iShares Russell 1000 Growth Index Fund	4,195	320,792
iShares Russell 1000 Value Index Fund	8,489	745,589
iShares Russell 2000 Index Fund	1,026	106,365
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,226	61,042	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	30,677	415,984	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	21,888	401,418	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	2,298	403,543	*(a)
ClearBridge Appreciation Fund, Class IS Shares	21,696	400,945	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares	41,597	415,556	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	28,023	403,245	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares	47,548	251,052	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	12,313	160,690	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares	1,039	40,604
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,625	251,357
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	13,133	156,018	(a)
Total Investments in Underlying Funds — 98.7% (Cost — $3,729,429#)		5,085,438
Other Assets in Excess of Liabilities — 1.3%		64,795
Total Net Assets — 100.0%		$5,150,233

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2045

Description			Shares	Value
Investments in Underlying Funds — 98.3%
iShares Trust:
iShares MSCI EAFE Index Fund			4,954	$299,073
iShares Russell 1000 Growth Index Fund			2,450	187,352
iShares Russell 1000 Value Index Fund			4,981	437,481
iShares Russell 2000 Index Fund			910	94,340
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			4,420	83,617	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			16,541	224,301	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			12,785	234,474	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,343	235,731	*(a)
ClearBridge Appreciation Fund, Class IS Shares			12,672	234,186	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			22,437	224,143	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,364	235,476	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			19,165	101,189	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			10,921	142,523	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,422	55,572
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,177	150,953
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			7,814	92,830	(a)
Total Invetstments in Underlying Funds before Short-Term Investments — 98.3% (Cost — $2,213,901)				3,033,241

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity — $13,000; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value — $13,260) (Cost — $13,000)	0.050%	8/1/13	$13,000	13,000
Total Investments — 98.7% (Cost — $2,226,901#)				3,046,241
Other Assets in Excess of Liabilities — 1.3%				40,750
Total Net Assets — 100.0%				$3,086,991

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	25

Schedules of investments (unaudited) (cont’d)

July 31, 2013

Legg Mason Target Retirement 2050

Description			Shares	Value
Investments in Underlying Funds — 97.8%
iShares Trust:
iShares MSCI EAFE Index Fund			5,134	$309,939
iShares Russell 1000 Growth Index Fund			2,538	194,081
iShares Russell 1000 Value Index Fund			5,161	453,291
iShares Russell 2000 Index Fund			943	97,761
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			4,581	86,679	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			17,145	232,486	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			13,245	242,905	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			1,391	244,162	*(a)
ClearBridge Appreciation Fund, Class IS Shares			13,128	242,604	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			23,247	232,241	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			16,954	243,972	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Fund, Class IS Shares			19,845	104,783	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			11,313	147,637	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			1,473	57,565
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			2,250	156,015
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares			8,099	96,219	(a)
Total Investments in Underlying Funds before Short-Term Investments — 97.8% (Cost — $2,372,146)				3,142,340

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.4%
Repurchase Agreements — 0.4%
Interest in $251,705,000 joint tri-party repurchase agreement dated 7/31/13 with Deutche Bank Securities Inc.; Proceeds at maturity — $13,000; (Fully collateralized by various U.S. government obligations, 1.375% to 2.125% due 11/30/14 to 11/30/15; Market value — $13,260) (Cost — $13,000)	0.080%	8/1/13	$13,000	13,000
Total Investments — 98.2% (Cost — $2,385,146#)				3,155,340
Other Assets in Excess of Liabilities — 1.8%				58,808
Total Net Assets — 100.0%				$3,214,148

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement Fund

Description			Shares	Value
Investments in Underlying Funds — 100.0%
iShares Trust:
iShares MSCI EAFE Index Fund			6,021	$363,488
iShares Russell 1000 Growth Index Fund			905	69,205
iShares Russell 1000 Value Index Fund			1,836	161,256
iShares Russell 2000 Index Fund			1,332	138,088
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares			7,099	134,312	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares			20,492	277,868	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			4,799	88,013	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			82,475	903,102	(a)
Legg Mason Strategic Real Return Fund, Class IS Shares			23,822	333,991	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			504	88,469	*(a)
ClearBridge Appreciation Fund, Class IS Shares			4,757	87,913	(a)
ClearBridge International All Cap Opportunity Fund, Class IS Shares			27,794	277,660	(a)
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			6,137	88,312	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares			16,299	212,703	(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares			2,249	87,891
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			4,722	327,424
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares			215,089	2,555,253	(a)
Western Asset High Yield Fund, Class IS Shares			52,018	468,159	(a)
Total Investments in Underlying Funds before Short-Term Investments — 100.0% (Cost — $6,138,492)				6,663,107

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Repurchase Agreements — 0.2%
Interest in $251,705,000 joint tri-party repurchase agreement dated 7/31/13 with Deutsche Bank Securities Inc.; Proceeds at maturity — $11,000; (Fully collateralized by various U.S. government obligations, 1.375% to 2.125% due 11/30/14 to 11/30/15; Market value — $11,220) (Cost — $11,000)	0.080%	8/1/13	$11,000	11,000
Total Investments — 100.2% (Cost — $6,149,492#)				6,674,107
Liabilities in Excess of Other Assets — (0.2)%				(14,480)
Total Net Assets — 100.0%				$6,659,627

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	27

Statements of assets and liabilities (unaudited)

July 31, 2013

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$2,410,717	$2,891,402	$4,148,896
Investments in unaffiliated Underlying Funds and investments, at cost	835,964	1,005,124	1,645,668
Investments in affiliated Underlying Funds, at value	2,855,409	3,541,551	5,001,135
Investments in unaffiliated Underlying Funds and investments, at value	1,032,773	1,430,911	2,264,273
Cash	1,092	557	881
Receivable from investment manager	15,318	13,486	14,954
Receivable for Fund shares sold	2,723	20,342	10,888
Receivable for Underlying Funds sold	1,827	—	—
Prepaid expenses	59,880	60,020	59,867
Total Assets	3,969,022	5,066,867	7,351,998

Liabilities:
Payable for Underlying Funds purchased	28,189	41,199	56,066
Service and/or distribution fees payable	2,331	2,554	3,543
Due to custodian	—	—	—
Payable for Fund shares repurchased	—	—	14,493
Accrued expenses	42,243	36,881	37,493
Total Liabilities	72,763	80,634	111,595
Total Net Assets	$3,896,259	$4,986,233	$7,240,403

Net Assets:
Par value (Note 7)	$3	$4	$6
Paid-in capital in excess of par value	3,508,340	3,983,865	5,815,809
Undistributed net investment income	13,632	18,668	24,691
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(267,217)	(92,240)	(70,947)
Net unrealized appreciation on Underlying Funds and investments	641,501	1,075,936	1,470,844
Total Net Assets	$3,896,259	$4,986,233	$7,240,403

Shares Outstanding:
Class A	118,798	128,001	163,465
Class C	194,152	189,835	270,290
Class FI	1,428	1,078	1,134
Class R	2,562	13,676	6,373
Class I	4,363	46,925	108,750

Net Asset Value:
Class A (and redemption price)	$12.15	$13.16	$13.18
Class C*	$12.11	$13.12	$13.14
Class FI (and redemption price)	$12.18	$13.20	$13.21
Class R (and redemption price)	$12.18	$13.14	$13.17
Class I (and redemption price)	$12.16	$13.16	$13.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.89	$13.96	$13.98

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

28	Legg Mason Target Retirement Series 2013 Semi-Annual Report

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$2,498,566	$2,636,957	$2,323,948
Investments in unaffiliated Underlying Funds and investments, at cost	1,067,624	1,389,484	1,405,481
Investments in affiliated Underlying Funds, at value	3,132,413	3,306,473	3,069,493
Investments in unaffiliated Underlying Funds and investments, at value	1,573,517	1,945,445	2,015,945
Cash	618	312	—
Receivable from investment manager	13,267	13,479	13,289
Receivable for Fund shares sold	9,560	13,207	12,530
Receivable for Underlying Funds sold	14,122	6,755	120,645
Prepaid expenses	59,817	59,842	60,186
Total Assets	4,803,314	5,345,513	5,292,088

Liabilities:
Payable for Underlying Funds purchased	32,794	43,705	—
Service and/or distribution fees payable	2,134	2,343	1,863
Due to custodian	—	—	105,404
Payable for Fund shares repurchased	—	—	—
Accrued expenses	37,202	34,621	34,588
Total Liabilities	72,130	80,669	141,855
Total Net Assets	$4,731,184	$5,264,844	$5,150,233

Net Assets:
Par value (Note 7)	$4	$4	$4
Paid-in capital in excess of par value	3,672,411	4,115,780	3,896,072
Undistributed net investment income	18,203	18,548	14,897
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(99,174)	(94,965)	(116,749)
Net unrealized appreciation on Underlying Funds and investments	1,139,740	1,225,477	1,356,009
Total Net Assets	$4,731,184	$5,264,844	$5,150,233

Shares Outstanding:
Class A	83,214	73,150	91,812
Class C	166,159	181,919	130,019
Class FI	1,340	2,194	1,500
Class R	10,516	15,541	1,960
Class I	105,143	129,783	154,682

Net Asset Value:
Class A (and redemption price)	$12.93	$13.10	$13.56
Class C*	$12.88	$13.04	$13.51
Class FI (and redemption price)	$12.93	$13.09	$13.58
Class R (and redemption price)	$12.91	$13.08	$13.56
Class I (and redemption price)	$12.95	$13.11	$13.58
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.72	$13.90	$14.39

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	29

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2013

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$1,362,291	$1,451,080	$5,173,076
Investments in unaffiliated Underlying Funds and investments, at cost	864,610	934,066	976,416
Investments in affiliated Underlying Funds, at value	1,808,470	1,873,688	5,515,755
Investments in unaffiliated Underlying Funds and investments, at value	1,237,771	1,281,652	1,158,352
Cash	215	624	634
Receivable from investment manager	12,400	12,410	12,861
Receivable for Fund shares sold	8,815	22,931	3,577
Receivable for Underlying Funds sold	3,702	3,141	17,302
Prepaid expenses	59,974	59,975	60,152
Total Assets	3,131,347	3,254,421	6,768,633

Liabilities:
Payable for Underlying Funds purchased	4,490	7,407	70,654
Service and/or distribution fees payable	1,076	1,333	2,592
Due to custodian	—	—	—
Payable for Fund shares repurchased	7,249	—	6,302
Accrued expenses	31,541	31,533	29,458
Total Liabilities	44,356	40,273	109,006
Total Net Assets	$3,086,991	$3,214,148	$6,659,627

Net Assets:
Par value (Note 7)	$2	$2	$5
Paid-in capital in excess of par value	2,365,636	2,557,418	6,186,547
Undistributed net investment income	7,382	6,245	28,362
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(105,369)	(119,711)	(79,902)
Net unrealized appreciation on Underlying Funds and investments	819,340	770,194	524,615
Total Net Assets	$3,086,991	$3,214,148	$6,659,627

Shares Outstanding:
Class A	53,800	83,623	313,578
Class C	78,598	94,424	164,555
Class FI	1,135	1,254	1,835
Class R	1,738	3,349	6,506
Class I	93,131	52,739	6,534

Net Asset Value:
Class A (and redemption price)	$13.53	$13.67	$13.51
Class C*	$13.48	$13.62	$13.50
Class FI (and redemption price)	$13.62	$13.66	$13.50
Class R (and redemption price)	$13.66	$13.72	$13.60
Class I (and redemption price)	$13.54	$13.69	$13.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.36	$14.50	$14.33

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

30	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2013

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$23,684	$25,115	$31,891
Income distributions from unaffiliated Underlying Funds	13,780	19,734	30,833
Interest	6	10	11
Total Investment Income	37,470	44,859	62,735

Expenses:
Registration fees	40,993	41,222	41,137
Service and/or distribution fees (Notes 2 and 5)	14,036	14,925	22,104
Audit and tax	13,142	13,142	13,146
Custody fees	12,189	327	264
Legal fees	12,137	12,203	12,150
Transfer agent fees (Note 5)	9,266	9,873	14,663
Shareholder reports	6,860	7,030	9,655
Investment management fee (Note 2)	1,960	2,472	3,715
Insurance	197	196	241
Fund accounting fees	189	237	354
Trustees’ fees	149	191	277
Miscellaneous expenses	3,560	3,504	3,499
Total Expenses	114,678	105,322	121,205
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(94,498)	(83,063)	(88,545)
Net Expenses	20,180	22,259	32,660
Net Investment Income	17,290	22,600	30,075

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions From Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	3,034	4,200	27,555
Sale of unaffiliated Underlying Funds and investments	(18,540)	10,263	30,758
Capital gain distributions from affiliated Underlying Funds	5,365	6,706	9,402
Net Realized Gain (Loss)	(10,141)	21,169	67,715
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds and investments	54,612	63,594	103,476
Affiliated Underlying Funds	1,985	27,660	69,769
Change in Net Unrealized Appreciation (Depreciation)	56,597	91,254	173,245
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	46,456	112,423	240,960
Increase in Net Assets From Operations	$63,746	$135,023	$271,035

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	31

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2013

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$20,557	$18,819	$10,576
Income distributions from unaffiliated Underlying Funds	21,123	24,560	27,579
Interest	8	10	10
Total Investment Income	41,688	43,389	38,165

Expenses:
Registration fees	41,058	41,175	41,157
Service and/or distribution fees (Notes 2 and 5)	12,874	13,857	12,035
Audit and tax	13,142	13,137	13,137
Custody fees	327	375	334
Legal fees	12,196	12,234	12,191
Transfer agent fees (Note 5)	9,305	9,528	9,372
Shareholder reports	7,033	6,252	6,342
Investment management fee (Note 2)	2,336	2,521	2,617
Insurance	195	190	191
Fund accounting fees	222	238	224
Trustees’ fees	167	185	184
Miscellaneous expenses	3,499	3,502	3,499
Total Expenses	102,354	103,194	101,283
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(82,523)	(81,826)	(81,435)
Net Expenses	19,831	21,368	19,848
Net Investment Income	21,857	22,021	18,317

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions From Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	3,239	(620)	11,369
Sale of unaffiliated Underlying Funds and investments	7,575	2,610	7,727
Capital gain distributions from affiliated Underlying Funds	5,822	2,525	—
Net Realized Gain (Loss)	16,636	4,515	19,096
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds and investments	91,958	125,947	148,400
Affiliated Underlying Funds	88,534	161,936	223,811
Change in Net Unrealized Appreciation (Depreciation)	180,492	287,883	372,211
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	197,128	292,398	391,307
Increase in Net Assets From Operations	$218,985	$314,419	$409,624

See Notes to Financial Statements.

32	Legg Mason Target Retirement Series 2013 Semi-Annual Report

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$4,557	$4,750	$41,529
Income distributions from unaffiliated Underlying Funds	14,921	15,618	10,854
Interest	6	7	8
Total Investment Income	19,484	20,375	52,391

Expenses:
Registration fees	41,010	41,010	41,238
Service and/or distribution fees (Notes 2 and 5)	6,099	7,766	13,174
Audit and tax	13,130	13,130	13,133
Custody fees	447	472	340
Legal fees	12,131	12,227	10,059
Transfer agent fees (Note 5)	5,371	5,108	7,595
Shareholder reports	3,687	3,553	4,358
Investment management fee (Note 2)	1,421	1,484	2,201
Insurance	145	144	182
Fund accounting fees	125	127	199
Trustees’ fees	96	97	153
Miscellaneous expenses	3,499	3,480	3,487
Total Expenses	87,161	88,598	96,119
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(76,805)	(76,261)	(75,364)
Net Expenses	10,356	12,337	20,755
Net Investment Income	9,128	8,038	31,636

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions From Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(940)	1,295	(8,629)
Sale of unaffiliated Underlying Funds and investments	(2,121)	(1,129)	2,080
Capital gain distributions from affiliated Underlying Funds	—	—	6,069
Net Realized Gain (Loss)	(3,061)	166	(480)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds and investments	85,709	89,071	15,427
Affiliated Underlying Funds	131,006	134,552	(49,688)
Change in Net Unrealized Appreciation (Depreciation)	216,715	223,623	(34,261)
Net Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	213,654	223,789	(34,741)
Increase (Decrease) in Net Assets From Operations	$222,782	$231,827	$(3,105)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	33

Statements of changes in net assets

Legg Mason Target Retirement 2015

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$17,290	$46,259
Net realized loss	(10,141)	(6,616)
Change in net unrealized appreciation (depreciation)	56,597	223,953
Increase in Net Assets From Operations	63,746	263,596

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,678)	(43,500)
Decrease in Net Assets From Distributions to Shareholders	(4,678)	(43,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	864,892	2,998,125
Reinvestment of distributions	4,449	37,651
Cost of shares repurchased	(914,161)	(3,988,461)
Decrease in Net Assets From Fund Share Transactions	(44,820)	(952,685)
Increase (Decrease) in Net Assets	14,248	(732,589)

Net Assets:
Beginning of period	3,882,011	4,614,600
End of period*	$3,896,259	$3,882,011
* Includes undistributed net investment income of:	$13,632	$1,020

See Notes to Financial Statements.

34	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2020

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$22,600	$73,899
Net realized gain	21,169	150,628
Change in net unrealized appreciation (depreciation)	91,254	305,239
Increase in Net Assets From Operations	135,023	529,766

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,883)	(76,624)
Net realized gains	(46,700)	—
Decrease in Net Assets From Distributions to Shareholders	(51,583)	(76,624)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,414,888	2,555,518
Reinvestment of distributions	42,805	47,255
Cost of shares repurchased	(1,314,509)	(3,102,911)
Increase (Decrease) in Net Assets From Fund Share Transactions	143,184	(500,138)
Increase (Decrease) in Net Assets	226,624	(46,996)

Net Assets:
Beginning of period	4,759,609	4,806,605
End of period*	$4,986,233	$4,759,609
* Includes undistributed net investment income of:	$18,668	$951

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	35

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2025

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$30,075	$96,061
Net realized gain	67,715	126,858
Change in net unrealized appreciation (depreciation)	173,245	563,543
Increase in Net Assets From Operations	271,035	786,462

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,066)	(100,000)
Net realized gains	(64,138)	(5,512)
Decrease in Net Assets From Distributions to Shareholders	(71,204)	(105,512)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,447,619	2,874,749
Reinvestment of distributions	53,937	76,845
Cost of shares repurchased	(1,890,286)	(2,050,405)
Increase (Decrease) in Net Assets From Fund Share Transactions	(388,730)	901,189
Increase (Decrease) in Net Assets	(188,899)	1,582,139

Net Assets:
Beginning of period	7,429,302	5,847,163
End of period*	$7,240,403	$7,429,302
* Includes undistributed net investment income of:	$24,691	$1,682

See Notes to Financial Statements.

36	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2030

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$21,857	$65,584
Net realized gain	16,636	217,394
Change in net unrealized appreciation (depreciation)	180,492	279,125
Increase in Net Assets From Operations	218,985	562,103

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,424)	(68,000)
Net realized gains	(93,639)	—
Decrease in Net Assets From Distributions to Shareholders	(97,063)	(68,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,105,644	2,457,347
Reinvestment of distributions	66,285	40,656
Cost of shares repurchased	(1,035,267)	(3,066,071)
Increase (Decrease) in Net Assets From Fund Share Transactions	136,662	(568,068)
Increase (Decrease) in Net Assets	258,584	(73,965)

Net Assets:
Beginning of period	4,472,600	4,546,565
End of period*	$4,731,184	$4,472,600
* Includes undistributed (overdistributed) net investment income, respectively, of:	$18,203	$(230)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	37

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2035

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$22,021	$66,345
Net realized gain	4,515	153,177
Change in net unrealized appreciation (depreciation)	287,883	380,176
Increase in Net Assets From Operations	314,419	599,698

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,341)	(69,000)
Net realized gains	(61,744)	—
Decrease in Net Assets From Distributions to Shareholders	(64,085)	(69,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,418,328	2,242,213
Reinvestment of distributions	41,590	41,113
Cost of shares repurchased	(1,088,865)	(2,039,247)
Increase in Net Assets From Fund Share Transactions	371,053	244,079
Increase in Net Assets	621,387	774,777

Net Assets:
Beginning of period	4,643,457	3,868,680
End of period*	$5,264,844	$4,643,457
* Includes undistributed (overdistributed) net investment income, respectively, of:	$18,548	$(1,132)

See Notes to Financial Statements.

38	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2040

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$18,317	$54,338
Net realized gain	19,096	140,718
Change in net unrealized appreciation (depreciation)	372,211	396,172
Increase in Net Assets From Operations	409,624	591,228

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,603)	(57,000)
Net realized gains	(51,199)	—
Decrease in Net Assets From Distributions to Shareholders	(52,802)	(57,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,908,141	2,260,910
Reinvestment of distributions	32,134	29,934
Cost of shares repurchased	(1,987,474)	(1,995,662)
Increase (Decrease) in Net Assets From Fund Share Transactions	(47,199)	295,182
Increase in Net Assets	309,623	829,410

Net Assets:
Beginning of period	4,840,610	4,011,200
End of period*	$5,150,233	$4,840,610
* Includes undistributed (overdistributed) net investment income, respectively, of:	$14,897	$(1,817)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	39

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2045

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$9,128	$31,795
Net realized gain (loss)	(3,061)	120,464
Change in net unrealized appreciation (depreciation)	216,715	196,374
Increase in Net Assets From Operations	222,782	348,633

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,413)	(32,500)
Net realized gains	(15,185)	—
Decrease in Net Assets From Distributions to Shareholders	(16,598)	(32,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	800,217	1,306,976
Reinvestment of distributions	9,946	16,812
Cost of shares repurchased	(487,391)	(1,580,666)
Increase (Decrease) in Net Assets From Fund Share Transactions	322,772	(256,878)
Increase in Net Assets	528,956	59,255

Net Assets:
Beginning of period	2,558,035	2,498,780
End of period*	$3,086,991	$2,558,035
* Includes undistributed (overdistributed) net investment income, respectively, of:	$7,382	$(333)

See Notes to Financial Statements.

40	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2050

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$8,038	$28,257
Net realized gain	166	90,545
Change in net unrealized appreciation (depreciation)	223,623	212,673
Increase in Net Assets From Operations	231,827	331,475

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,969)	(28,000)
Decrease in Net Assets From Distributions to Shareholders	(1,969)	(28,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	959,420	1,305,919
Reinvestment of distributions	1,256	20,156
Cost of shares repurchased	(696,956)	(1,254,655)
Increase in Net Assets From Fund Share Transactions	263,720	71,420
Increase in Net Assets	493,578	374,895

Net Assets:
Beginning of period	2,720,570	2,345,675
End of period*	$3,214,148	$2,720,570
* Includes undistributed net investment income of:	$6,245	$176

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	41

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement Fund

For the Six Months Ended July 31, 2013 (unaudited) and the Year Ended January 31, 2013	July 31	January 31

Operations:
Net investment income	$31,636	$66,933
Net realized gain (loss)	(480)	13,513
Change in net unrealized appreciation (depreciation)	(34,261)	210,244
Increase (Decrease) in Net Assets From Operations	(3,105)	290,690

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,112)	(66,772)
Net realized gains	—	(4,260)
Decrease in Net Assets From Distributions to Shareholders	(7,112)	(71,032)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,685,598	3,831,560
Reinvestment of distributions	6,299	65,428
Cost of shares repurchased	(1,046,623)	(2,424,961)
Increase in Net Assets From Fund Share Transactions	2,645,274	1,472,027
Increase in Net Assets	2,635,057	1,691,685

Net Assets:
Beginning of period	4,024,570	2,332,885
End of period*	$6,659,627	$4,024,570
* Includes undistributed net investment income of:	$28,362	$3,838

See Notes to Financial Statements.

42	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Financial highlights

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$11.95	$11.25	$11.92		$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.08	0.19	0.15	[4]	0.33	[4]	0.35	[4]	0.20	[4]
Net realized and unrealized gain (loss)	0.14	0.69	(0.61)		1.47		2.40		(3.49)
Total income (loss) from operations	0.22	0.88	(0.46)		1.80		2.75		(3.29)

Less distributions from:
Net investment income	(0.02)	(0.18)	(0.17)		(0.26)		(0.28)		(0.20)
Net realized gains	—	—	(0.04)		—		—		—
Total distributions	(0.02)	(0.18)	(0.21)		(0.26)		(0.28)		(0.20)

Net asset value, end of period	$12.15	$11.95	$11.25		$11.92		$10.38		$7.91
Total return[5]	1.83%	7.92%	(3.82)%		17.42%		34.70%		(28.96)%

Net assets, end of period (000s)	$1,443	$1,219	$848		$231		$233		$69

Ratios to average net assets:
Gross expenses[6]	5.30%[7]	6.47%	3.55%		6.12%		14.08%		24.64%[7]
Net expenses[6,8,9]	0.56 [7,10]	0.59 [10]	0.65	[10,11]	0.43	[11,12,13]	0.58	[13]	0.58	[7,13]
Net investment income	1.38 [7]	1.69	1.31	[4]	2.92	[4]	3.53	[4]	5.31	[4,7]

Portfolio turnover rate	26%	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	43

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$11.94	$11.25	$11.92		$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.03	0.09	0.06	[4]	0.29	[4]	0.28	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.15	0.70	(0.61)		1.42		2.39		(3.48)
Total income (loss) from operations	0.18	0.79	(0.55)		1.71		2.67		(3.31)

Less distributions from:
Net investment income	(0.01)	(0.10)	(0.08)		(0.17)		(0.20)		(0.18)
Net realized gains	—	—	(0.04)		—		—		—
Total distributions	(0.01)	(0.10)	(0.12)		(0.17)		(0.20)		(0.18)

Net asset value, end of period	$12.11	$11.94	$11.25		$11.92		$10.38		$7.91
Total return[5]	1.51%	7.02%	(4.56)%		16.54%		33.67%		(29.13)%

Net assets, end of period (000s)	$2,352	$2,538	$3,509		$3,274		$1,046		$80

Ratios to average net assets:
Gross expenses[6]	6.18%[7]	7.01%	4.25%		6.71%		13.38%		24.97%[7]
Net expenses[6,8,9]	1.32 [7,10]	1.34 [10]	1.37	[10,11]	1.16	[11,12,13]	1.33	[13]	1.33	[7,13]
Net investment income	0.58 [7]	0.76	0.48	[4]	2.58	[4]	2.83	[4]	4.53	[4,7]

Portfolio turnover rate	26%	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

44	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$11.98	$11.25	$11.92		$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.08	0.13	0.17	[4]	0.32	[4]	0.30	[4]	0.20	[4]
Net realized and unrealized gain (loss)	0.14	0.78	(0.62)		1.48		2.45		(3.49)
Total income (loss) from operations	0.22	0.91	(0.45)		1.80		2.75		(3.29)

Less distributions from:
Net investment income	(0.02)	(0.18)	(0.18)		(0.26)		(0.28)		(0.20)
Net realized gains	—	—	(0.04)		—		—		—
Total distributions	(0.02)	(0.18)	(0.22)		(0.26)		(0.28)		(0.20)

Net asset value, end of period	$12.18	$11.98	$11.25		$11.92		$10.38		$7.91
Total return[5]	1.84%	8.19%	(3.74)%		17.42%		34.70%		(28.96)%

Net assets, end of period (000s)	$17	$17	$70		$553		$476		$347

Ratios to average net assets:
Gross expenses[6]	5.16%[7]	5.81%	3.28%		5.95%		18.15%		24.60%[7]
Net expenses[6,8,9]	0.57 [7,10]	0.50 [10]	0.49	[10,11]	0.43	[11,12,13]	0.58	[13]	0.58	[7,13]
Net investment income	1.34 [7]	1.13	1.44	[4]	2.85	[4]	3.18	[4]	5.31	[4,7]

Portfolio turnover rate	26%	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	45

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$11.99	$11.25	$11.92		$10.38		$7.91		$11.40

Income (loss) from operations:
Net investment income	0.07	0.10	0.12	[4]	0.29	[4]	0.28	[4]	0.19	[4]
Net realized and unrealized gain (loss)	0.14	0.80	(0.61)		1.48		2.44		(3.49)
Total income (loss) from operations	0.21	0.90	(0.49)		1.77		2.72		(3.30)

Less distributions from:
Net investment income	(0.02)	(0.16)	(0.14)		(0.23)		(0.25)		(0.19)
Net realized gains	—	—	(0.04)		—		—		—
Total distributions	(0.02)	(0.16)	(0.18)		(0.23)		(0.25)		(0.19)

Net asset value, end of period	$12.18	$11.99	$11.25		$11.92		$10.38		$7.91
Total return[5]	1.73%	8.01%	(4.08)%		17.11%		34.36%		(29.02)%

Net assets, end of period (000s)	$31	$23	$102		$105		$91		$69

Ratios to average net assets:
Gross expenses[6]	5.96%[7]	6.06%	3.55%		6.21%		18.27%		24.90%[7]
Net expenses[6,8,9]	0.81 [7,10]	0.75 [10]	0.86	[10,11]	0.68	[11,12,13]	0.84	[13]	0.83	[7,13]
Net investment income	1.15 [7]	0.90	1.01	[4]	2.59	[4]	2.93	[4]	5.06	[4,7]

Portfolio turnover rate	26%	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

46	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$11.94	$11.24	$11.92		$10.39		$7.92		$11.40

Income (loss) from operations:
Net investment income	0.10	0.21	0.19	[4]	0.34	[4]	0.34	[4]	0.21	[4]
Net realized and unrealized gain (loss)	0.14	0.71	(0.61)		1.49		2.44		(3.48)
Total income (loss) from operations	0.24	0.92	(0.42)		1.83		2.78		(3.27)

Less distributions from:
Net investment income	(0.02)	(0.22)	(0.22)		(0.30)		(0.31)		(0.21)
Net realized gains	—	—	(0.04)		—		—		—
Total distributions	(0.02)	(0.22)	(0.26)		(0.30)		(0.31)		(0.21)

Net asset value, end of period	$12.16	$11.94	$11.24		$11.92		$10.39		$7.92
Total return[5]	2.03%	8.25%	(3.48)%		17.63%		35.07%		(28.80)%

Net assets, end of period (000s)	$53	$85	$86		$212		$138		$70

Ratios to average net assets:
Gross expenses[6]	5.06%[7]	6.18%	3.18%		5.78%		15.32%		24.39%[7]
Net expenses[6,8,9]	0.27 [7,10]	0.31 [10]	0.27	[10,11]	0.17	[11,12,13]	0.28	[13]	0.28	[7,13]
Net investment income	1.58 [7]	1.82	1.59	[4]	3.07	[4]	3.56	[4]	5.61	[4,7]

Portfolio turnover rate	26%	202%	235%		54%		68%		11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	47

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.90	$11.73	$11.79		$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.09	0.24	0.24	[4]	0.36	[4]	0.30	[4]	0.18	[4]
Net realized and unrealized gain (loss)	0.31	1.17	(0.07)		1.45		2.40		(3.59)
Total income (loss) from operations	0.40	1.41	0.17		1.81		2.70		(3.41)

Less distributions from:
Net investment income	(0.02)	(0.24)	(0.23)		(0.27)		(0.26)		(0.18)
Net realized gains	(0.12)	—	—		—		—		—
Total distributions	(0.14)	(0.24)	(0.23)		(0.27)		(0.26)		(0.18)

Net asset value, end of period	$13.16	$12.90	$11.73		$11.79		$10.25		$7.81
Total return[5]	3.06%	12.08%	1.55%		17.72%		34.46%		(30.03)%

Net assets, end of period (000s)	$1,684	$1,282	$568		$533		$192		$68

Ratios to average net assets:
Gross expenses[6]	3.79%[7]	5.37%	3.58%		5.29%		13.03%		25.21%[7]
Net expenses[6,8,9]	0.55 [7,10]	0.55 [10]	0.49	[10,11]	0.41	[11,12,13]	0.58	[13]	0.57	[7,13]
Net investment income	1.31 [7]	1.94	2.05	[4]	3.23	[4]	3.14	[4]	4.90	[4,7]

Portfolio turnover rate	25%	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

48	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.91	$11.74	$11.79		$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.03	0.13	0.14	[4]	0.23	[4]	0.22	[4]	0.11	[4]
Net realized and unrealized gain (loss)	0.31	1.18	(0.04)		1.49		2.39		(3.54)
Total income (loss) from operations	0.34	1.31	0.10		1.72		2.61		(3.43)

Less distributions from:
Net investment income	(0.01)	(0.14)	(0.15)		(0.18)		(0.17)		(0.16)
Net realized gains	(0.12)	—	—		—		—		—
Total distributions	(0.13)	(0.14)	(0.15)		(0.18)		(0.17)		(0.16)

Net asset value, end of period	$13.12	$12.91	$11.74		$11.79		$10.25		$7.81
Total return[5]	2.63%	11.23%	0.88%		16.80%		33.43%		(30.20)%

Net assets, end of period (000s)	$2,491	$2,462	$2,520		$2,399		$1,217		$310

Ratios to average net assets:
Gross expenses[6]	4.68%[7]	6.02%	4.24%		6.20%		14.33%		17.12%[7]
Net expenses[6,8,9]	1.30 [7,10]	1.30 [10]	1.24	[10,11]	1.16	[11,12,13]	1.33	[13]	1.32	[7,13]
Net investment income	0.48 [7]	1.06	1.20	[4]	2.08	[4]	2.28	[4]	3.13	[4,7]

Portfolio turnover rate	25%	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	49

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.94	$11.74	$11.79		$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.08	0.19	0.18	[4]	0.29	[4]	0.26	[4]	0.18	[4]
Net realized and unrealized gain (loss)	0.32	1.25	(0.00)	[5]	1.52		2.44		(3.59)
Total income (loss) from operations	0.40	1.44	0.18		1.81		2.70		(3.41)

Less distributions from:
Net investment income	(0.02)	(0.24)	(0.23)		(0.27)		(0.26)		(0.18)
Net realized gains	(0.12)	—	—		—		—		—
Total distributions	(0.14)	(0.24)	(0.23)		(0.27)		(0.26)		(0.18)

Net asset value, end of period	$13.20	$12.94	$11.74		$11.79		$10.25		$7.81
Total return[6]	3.06%	12.33%	1.62%		17.69%		34.46%		(30.03)%

Net assets, end of period (000s)	$14	$14	$67		$517		$450		$343

Ratios to average net assets:
Gross expenses[7]	3.82%[8]	4.64%	3.37%		5.19%		15.32%		25.16%[8]
Net expenses[7,9,10]	0.56 [8,11]	0.46 [11]	0.44	[11,12]	0.42	[12,13,14]	0.58	[14]	0.57	[8,14]
Net investment income	1.24 [8]	1.60	1.50	[4]	2.65	[4]	2.82	[4]	4.90	[4,8]

Portfolio turnover rate	25%	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[12]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[14]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

50	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.90	$11.73	$11.79		$10.25		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.06	0.19	0.19	[4]	0.26	[4]	0.24	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.31	1.19	(0.05)		1.52		2.43		(3.59)
Total income (loss) from operations	0.37	1.38	0.14		1.78		2.67		(3.42)

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.20)		(0.24)		(0.23)		(0.17)
Net realized gains	(0.12)	—	—		—		—		—
Total distributions	(0.13)	(0.21)	(0.20)		(0.24)		(0.23)		(0.17)

Net asset value, end of period	$13.14	$12.90	$11.73		$11.79		$10.25		$7.81
Total return[5]	2.89%	11.80%	1.29%		17.40%		34.11%		(30.09)%

Net assets, end of period (000s)	$180	$166	$138		$169		$143		$68

Ratios to average net assets:
Gross expenses[6]	4.23%[7]	5.51%	3.60%		5.51%		15.12%		25.46%[7]
Net expenses[6,8,9]	0.80 [7,10]	0.80 [10]	0.73	[10,11]	0.67	[11,12,13]	0.83	[13]	0.83	[7,13]
Net investment income	1.00 [7]	1.55	1.60	[4]	2.40	[4]	2.56	[4]	4.65	[4,7]

Portfolio turnover rate	25%	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	51

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.89	$11.72	$11.79		$10.26		$7.81		$11.40

Income (loss) from operations:
Net investment income	0.10	0.26	0.27	[4]	0.32	[4]	0.32	[4]	0.19	[4]
Net realized and unrealized gain (loss)	0.31	1.19	(0.06)		1.51		2.42		(3.59)
Total income (loss) from operations	0.41	1.45	0.21		1.83		2.74		(3.40)

Less distributions from:
Net investment income	(0.02)	(0.28)	(0.28)		(0.30)		(0.29)		(0.19)
Net realized gains	(0.12)	—	—		—		—		—
Total distributions	(0.14)	(0.28)	(0.28)		(0.30)		(0.29)		(0.19)

Net asset value, end of period	$13.16	$12.89	$11.72		$11.79		$10.26		$7.81
Total return[5]	3.16%	12.49%	1.84%		17.92%		35.01%		(29.96)%

Net assets, end of period (000s)	$617	$836	$1,514		$911		$177		$69

Ratios to average net assets:
Gross expenses[6]	3.80%[7]	4.82%	3.04%		4.98%		12.48%		24.89%[7]
Net expenses[6,8,9]	0.26 [7,10]	0.25 [10]	0.21	[10,11]	0.16	[11,12,13]	0.28	[13]	0.27	[7,13]
Net investment income	1.57 [7]	2.18	2.34	[4]	2.96	[4]	3.35	[4]	5.21	[4,7]

Portfolio turnover rate	25%	48%	44%		41%		50%		10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

52	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.82	$11.56	$11.65		$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.07	0.26	0.22	[4]	0.28	[4]	0.26	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.43	1.24	(0.09)		1.57		2.41		(3.80)
Total income (loss) from operations	0.50	1.50	0.13		1.85		2.67		(3.63)

Less distributions from:
Net investment income	(0.02)	(0.23)	(0.22)		(0.25)		(0.22)		(0.17)
Net realized gains	(0.12)	(0.01)	—		—		—		—
Total distributions	(0.14)	(0.24)	(0.22)		(0.25)		(0.22)		(0.17)

Net asset value, end of period	$13.18	$12.82	$11.56		$11.65		$10.05		$7.60
Total return[5]	3.83%	13.04%	1.23%		18.50%		35.13%		(31.93)%

Net assets, end of period (000s)	$2,155	$2,065	$828		$325		$216		$67

Ratios to average net assets:
Gross expenses[6]	2.85%[7]	4.25%	3.05%		4.80%		13.74%		25.33%[7]
Net expenses[6,8,9]	0.54 [7,10]	0.54 [10]	0.49	[10,11]	0.40	[11,12,13]	0.57	[13]	0.57	[7,13]
Net investment income	1.15 [7]	2.17	1.95	[4]	2.57	[4]	2.78	[4]	4.77	[4,7]

Portfolio turnover rate	18%	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	53

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.82	$11.56	$11.65		$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.02	0.13	0.13	[4]	0.20	[4]	0.21	[4]	0.13	[4]
Net realized and unrealized gain (loss)	0.43	1.27	(0.08)		1.57		2.38		(3.78)
Total income (loss) from operations	0.45	1.40	0.05		1.77		2.59		(3.65)

Less distributions from:
Net investment income	(0.01)	(0.13)	(0.14)		(0.17)		(0.14)		(0.15)
Net realized gains	(0.12)	(0.01)	—		—		—		—
Total distributions	(0.13)	(0.14)	(0.14)		(0.17)		(0.14)		(0.15)

Net asset value, end of period	$13.14	$12.82	$11.56		$11.65		$10.05		$7.60
Total return[5]	3.47%	12.19%	0.48%		17.61%		34.09%		(32.10)%

Net assets, end of period (000s)	$3,552	$4,029	$3,702		$3,112		$1,521		$160

Ratios to average net assets:
Gross expenses[6]	3.74%[7]	4.89%	3.81%		5.67%		14.80%		24.88%[7]
Net expenses[6,8,9]	1.29 [7,10]	1.29 [10]	1.22	[10,11]	1.15	[11,12,13]	1.32	[13]	1.31	[7,13]
Net investment income	0.37 [7]	1.06	1.17	[4]	1.87	[4]	2.19	[4]	3.78	[4,7]

Portfolio turnover rate	18%	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

54	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.85	$11.56	$11.65		$10.05		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.07	0.18	0.17	[4]	0.26	[4]	0.24	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.43	1.35	(0.04)		1.59		2.43		(3.80)
Total income (loss) from operations	0.50	1.53	0.13		1.85		2.67		(3.63)

Less distributions from:
Net investment income	(0.02)	(0.23)	(0.22)		(0.25)		(0.22)		(0.17)
Net realized gains	(0.12)	(0.01)	—		—		—		—
Total distributions	(0.14)	(0.24)	(0.22)		(0.25)		(0.22)		(0.17)

Net asset value, end of period	$13.21	$12.85	$11.56		$11.65		$10.05		$7.60
Total return[5]	3.83%	13.30%	1.22%		18.49%		35.13%		(31.93)%

Net assets, end of period (000s)	$15	$14	$72		$511		$441		$334

Ratios to average net assets:
Gross expenses[6]	2.68%[7]	3.66%	3.01%		4.66%		16.80%		25.36%[7]
Net expenses[6,8,9]	0.55 [7,10]	0.48 [10]	0.43	[10,11]	0.41	[11,12,13]	0.57	[13]	0.57	[7,13]
Net investment income	1.15 [7]	1.52	1.41	[4]	2.46	[4]	2.62	[4]	4.75	[4,7]

Portfolio turnover rate	18%	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	55

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.82	$11.56	$11.65		$10.04		$7.60		$11.40

Income (loss) from operations:
Net investment income	0.06	0.16	0.22	[4]	0.24	[4]	0.22	[4]	0.16	[4]
Net realized and unrealized gain (loss)	0.42	1.30	(0.12)		1.59		2.42		(3.80)
Total income (loss) from operations	0.48	1.46	0.10		1.83		2.64		(3.64)

Less distributions from:
Net investment income	(0.01)	(0.19)	(0.19)		(0.22)		(0.20)		(0.16)
Net realized gains	(0.12)	(0.01)	—		—		—		—
Total distributions	(0.13)	(0.20)	(0.19)		(0.22)		(0.20)		(0.16)

Net asset value, end of period	$13.17	$12.82	$11.56		$11.65		$10.04		$7.60
Total return[5]	3.74%	12.75%	0.98%		18.31%		34.65%		(31.99)%

Net assets, end of period (000s)	$84	$74	$162		$114		$88		$67

Ratios to average net assets:
Gross expenses[6]	3.15%[7]	4.38%	3.10%		4.92%		17.08%		25.66%[7]
Net expenses[6,8,9]	0.79 [7,10]	0.79 [10]	0.74	[10,11]	0.66	[11,12,13]	0.82	[13]	0.82	[7,13]
Net investment income	0.93 [7]	1.31	1.95	[4]	2.22	[4]	2.37	[4]	4.50	[4,7]

Portfolio turnover rate	18%	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

56	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.81	$11.55	$11.65		$10.05		$7.61		$11.40

Income (loss) from operations:
Net investment income	0.10	0.26	0.25	[4]	0.30	[4]	0.30	[4]	0.18	[4]
Net realized and unrealized gain (loss)	0.42	1.27	(0.09)		1.59		2.40		(3.79)
Total income (loss) from operations	0.52	1.53	0.16		1.89		2.70		(3.61)

Less distributions from:
Net investment income	(0.02)	(0.26)	(0.26)		(0.29)		(0.26)		(0.18)
Net realized gains	(0.12)	(0.01)	—		—		—		—
Total distributions	(0.14)	(0.27)	(0.26)		(0.29)		(0.26)		(0.18)

Net asset value, end of period	$13.19	$12.81	$11.55		$11.65		$10.05		$7.61
Total return[5]	4.02%	13.39%	1.51%		18.82%		35.37%		(31.78)%

Net assets, end of period (000s)	$1,434	$1,247	$1,083		$966		$404		$66

Ratios to average net assets:
Gross expenses[6]	2.57%[7]	3.79%	2.68%		4.45%		11.39%		25.15%[7]
Net expenses[6,8,9]	0.24 [7,10]	0.24 [10]	0.19	[10,11]	0.15	[11,12,13]	0.27	[13]	0.27	[7,13]
Net investment income	1.49 [7]	2.16	2.15	[4]	2.82	[4]	3.07	[4]	5.05	[4,7]

Portfolio turnover rate	18%	30%	29%		28%		48%		8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	57

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.57	$11.23	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.08	0.24	0.23	[4]	0.25	[4]	0.22	[4]	0.16	[4]
Net realized and unrealized gain (loss)	0.54	1.33	(0.19)		1.63		2.36		(4.04)
Total income (loss) from operations	0.62	1.57	0.04		1.88		2.58		(3.88)

Less distributions from:
Net investment income	(0.01)	(0.23)	(0.22)		(0.21)		(0.20)		(0.16)
Net realized gains	(0.25)	—	—		—		—		—
Total distributions	(0.26)	(0.23)	(0.22)		(0.21)		(0.20)		(0.16)

Net asset value, end of period	$12.93	$12.57	$11.23		$11.41		$9.74		$7.36
Total return[5]	4.96%	14.10%	0.42%		19.29%		34.93%		(34.13)%

Net assets, end of period (000s)	$1,076	$813	$530		$248		$129		$65

Ratios to average net assets:
Gross expenses[6]	3.97%[7]	5.88%	3.77%		5.73%		15.76%		25.82%[7]
Net expenses[6,8,9]	0.56 [7,10]	0.55 [10]	0.50	[10,11]	0.42	[11,12,13]	0.57	[13]	0.57	[7,13]
Net investment income	1.28 [7]	2.01	2.07	[4]	2.33	[4]	2.43	[4]	4.43	[4,7]

Portfolio turnover rate	21%	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

58	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.57	$11.23	$11.41		$9.73		$7.35		$11.40

Income (loss) from operations:
Net investment income	0.03	0.12	0.14	[4]	0.15	[4]	0.18	[4]	0.13	[4]
Net realized and unrealized gain (loss)	0.54	1.36	(0.18)		1.65		2.32		(4.04)
Total income (loss) from operations	0.57	1.48	(0.04)		1.80		2.50		(3.91)

Less distributions from:
Net investment income	(0.01)	(0.14)	(0.14)		(0.12)		(0.12)		(0.14)
Net realized gains	(0.25)	—	—		—		—		—
Total distributions	(0.26)	(0.14)	(0.14)		(0.12)		(0.12)		(0.14)

Net asset value, end of period	$12.88	$12.57	$11.23		$11.41		$9.73		$7.35
Total return[5]	4.57%	13.24%	(0.32)%		18.52%		33.95%		(34.38)%

Net assets, end of period (000s)	$2,140	$2,261	$2,575		$1,824		$661		$85

Ratios to average net assets:
Gross expenses[6]	4.92%[7]	6.25%	4.55%		6.76%		16.80%		26.11%[7]
Net expenses[6,8,9]	1.31 [7,10]	1.30 [10]	1.25	[10,11]	1.16	[11,12,13]	1.32	[13]	1.32	[7,13]
Net investment income	0.44 [7]	1.01	1.26	[4]	1.42	[4]	2.03	[4]	3.60	[4,7]

Portfolio turnover rate	21%	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	59

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.57	$11.24	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.08	0.18	0.15	[4]	0.21	[4]	0.20	[4]	0.16	[4]
Net realized and unrealized gain (loss)	0.54	1.38	(0.10)		1.67		2.38		(4.04)
Total income (loss) from operations	0.62	1.56	0.05		1.88		2.58		(3.88)

Less distributions from:
Net investment income	(0.01)	(0.23)	(0.22)		(0.21)		(0.20)		(0.16)
Net realized gains	(0.25)	—	—		—		—		—
Total distributions	(0.26)	(0.23)	(0.22)		(0.21)		(0.20)		(0.16)

Net asset value, end of period	$12.93	$12.57	$11.24		$11.41		$9.74		$7.36
Total return[5]	4.96%	14.00%	0.51%		19.29%		34.92%		(34.13)%

Net assets, end of period (000s)	$17	$17	$49		$521		$459		$344

Ratios to average net assets:
Gross expenses[6]	3.83%[7]	5.00%	3.57%		5.67%		16.40%		25.22%[7]
Net expenses[6,8,9]	0.57 [7,10]	0.55 [10]	0.45	[10,11]	0.42	[11,12,13]	0.57	[13]	0.57	[7,13]
Net investment income	1.20 [7]	1.53	1.30	[4]	1.99	[4]	2.28	[4]	4.55	[4,7]

Portfolio turnover rate	21%	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

60	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.57	$11.23	$11.41		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.06	0.16	0.19	[4]	0.19	[4]	0.19	[4]	0.15	[4]
Net realized and unrealized gain (loss)	0.54	1.38	(0.18)		1.66		2.36		(4.04)
Total income (loss) from operations	0.60	1.54	0.01		1.85		2.55		(3.89)

Less distributions from:
Net investment income	(0.01)	(0.20)	(0.19)		(0.18)		(0.17)		(0.15)
Net realized gains	(0.25)	—	—		—		—		—
Total distributions	(0.26)	(0.20)	(0.19)		(0.18)		(0.17)		(0.15)

Net asset value, end of period	$12.91	$12.57	$11.23		$11.41		$9.74		$7.36
Total return[5]	4.80%	13.81%	0.17%		18.99%		34.58%		(34.18)%

Net assets, end of period (000s)	$136	$107	$162		$127		$99		$64

Ratios to average net assets:
Gross expenses[6]	4.32%[7]	5.51%	3.79%		5.93%		16.21%		26.08%[7]
Net expenses[6,8,9]	0.81 [7,10]	0.80 [10]	0.75	[10,11]	0.67	[11,12,13]	0.82	[13]	0.82	[7,13]
Net investment income	1.01 [7]	1.35	1.68	[4]	1.78	[4]	2.10	[4]	4.18	[4,7]

Portfolio turnover rate	21%	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	61

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$12.57	$11.24	$11.42		$9.74		$7.36		$11.40

Income (loss) from operations:
Net investment income	0.10	0.25	0.24	[4]	0.24	[4]	0.27	[4]	0.17	[4]
Net realized and unrealized gain (loss)	0.54	1.35	(0.17)		1.68		2.34		(4.04)
Total income (loss) from operations	0.64	1.60	0.07		1.92		2.61		(3.87)

Less distributions from:
Net investment income	(0.01)	(0.27)	(0.25)		(0.24)		(0.23)		(0.17)
Net realized gains	(0.25)	—	—		—		—		—
Total distributions	(0.26)	(0.27)	(0.25)		(0.24)		(0.23)		(0.17)

Net asset value, end of period	$12.95	$12.57	$11.24		$11.42		$9.74		$7.36
Total return[5]	5.12%	14.34%	0.74%		19.73%		35.34%		(34.06)%

Net assets, end of period (000s)	$1,362	$1,275	$1,231		$1,182		$373		$65

Ratios to average net assets:
Gross expenses[6]	3.75%[7]	5.07%	3.34%		5.44%		11.64%		25.57%[7]
Net expenses[6,8,9]	0.26 [7,10]	0.25 [10]	0.21	[10,11]	0.16	[11,12,13]	0.27	[13]	0.27	[7,13]
Net investment income	1.53 [7]	2.11	2.15	[4]	2.26	[4]	2.85	[4]	4.74	[4,7]

Portfolio turnover rate	21%	49%	48%		35%		91%		6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

62	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012		2011	2010	2009[3]

Net asset value, beginning of period	$12.43	$11.01	$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.08	0.24	0.19	[4]	0.18	0.18	0.12
Net realized and unrealized gain (loss)	0.75	1.39	(0.24)		1.76	2.35	(4.27)
Total income (loss) from operations	0.83	1.63	(0.05)		1.94	2.53	(4.15)

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.21)		(0.16)	(0.15)	(0.14)
Net realized gains	(0.15)	—	—		—	—	—
Total distributions	(0.16)	(0.21)	(0.21)		(0.16)	(0.15)	(0.14)

Net asset value, end of period	$13.10	$12.43	$11.01		$11.27	$9.49	$7.11
Total return[5]	6.66%	14.95%	(0.39)%		20.48%	35.49%	(36.51)%

Net assets, end of period (000s)	$958	$771	$466		$413	$297	$63

Ratios to average net assets:
Gross expenses[6]	3.74%[7]	5.85%	3.92%		5.43%	16.33%	26.45%[7]
Net expenses[6,8,9]	0.56 [7,10]	0.55 [10]	0.50	[10,11]	0.43 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income	1.19 [7]	2.04	1.73	[4]	1.71	2.00	3.49 [7]

Portfolio turnover rate	20%	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	63

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012		2011	2010	2009[3]

Net asset value, beginning of period	$12.42	$11.00	$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.02	0.13	0.11	[4]	0.10	0.19	0.09
Net realized and unrealized gain (loss)	0.76	1.41	(0.24)		1.76	2.25	(4.26)
Total income (loss) from operations	0.78	1.54	(0.13)		1.86	2.44	(4.17)

Less distributions from:
Net investment income	(0.01)	(0.12)	(0.13)		(0.08)	(0.07)	(0.12)
Net realized gains	(0.15)	—	—		—	—	—
Total distributions	(0.16)	(0.12)	(0.13)		(0.08)	(0.07)	(0.12)

Net asset value, end of period	$13.04	$12.42	$11.00		$11.26	$9.48	$7.11
Total return[5]	6.26%	14.10%	(1.12)%		19.60%	34.34%	(36.67)%

Net assets, end of period (000s)	$2,373	$2,355	$2,014		$1,648	$813	$73

Ratios to average net assets:
Gross expenses[6]	4.60%[7]	6.51%	4.83%		6.33%	13.86%	26.87%[7]
Net expenses[6,8,9]	1.31 [7,10]	1.30 [10]	1.25	[10,11]	1.17 [11,12,13]	1.33 [13]	1.32 [7,13]
Net investment income	0.39 [7]	1.14	1.00	[4]	0.97	2.02	2.67 [7]

Portfolio turnover rate	20%	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

64	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]	2013	2012		2011	2010	2009[3]

Net asset value, beginning of period	$12.42	$11.01	$11.27		$9.49	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.07	0.17	0.12	[4]	0.16	0.16	0.12
Net realized and unrealized gain (loss)	0.76	1.45	(0.17)		1.78	2.37	(4.27)
Total income (loss) from operations	0.83	1.62	(0.05)		1.94	2.53	(4.15)

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.21)		(0.16)	(0.15)	(0.14)
Net realized gains	(0.15)	—	—		—	—	—
Total distributions	(0.16)	(0.21)	(0.21)		(0.16)	(0.15)	(0.14)

Net asset value, end of period	$13.09	$12.42	$11.01		$11.27	$9.49	$7.11
Total return[5]	6.67%	14.86%	(0.40)%		20.47%	35.49%	(36.51)%

Net assets, end of period (000s)	$29	$25	$56		$504	$416	$312

Ratios to average net assets:
Gross expenses[6]	3.61%[7]	5.29%	3.63%		5.30%	20.32%	26.41%[7]
Net expenses[6,8,9]	0.56 [7,10]	0.56 [10]	0.46	[10,11]	0.43 [11,12,13]	0.58 [13]	0.57 [7,13]
Net investment income	1.15 [7]	1.47	1.02	[4]	1.58	1.88	3.49 [7]

Portfolio turnover rate	20%	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	65

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2013	2012		2011	2010	2009[3]

Net asset value, beginning of period	$12.42	$11.00	$11.26		$9.48	$7.11	$11.40

Income (loss) from operations:
Net investment income	0.06	0.18	0.17	[4]	0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.76	1.42	(0.25)		1.78	2.35	(4.27)
Total income (loss) from operations	0.82	1.60	(0.08)		1.91	2.49	(4.16)

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.18)		(0.13)	(0.12)	(0.13)
Net realized gains	(0.15)	—	—		—	—	—
Total distributions	(0.16)	(0.18)	(0.18)		(0.13)	(0.12)	(0.13)

Net asset value, end of period	$13.08	$12.42	$11.00		$11.26	$9.48	$7.11
Total return[5]	6.59%	14.67%	(0.63)%		20.19%	35.01%	(36.57)%

Net assets, end of period (000s)	$203	$180	$136		$101	$83	$62

Ratios to average net assets:
Gross expenses[6]	4.03%[7]	5.82%	3.97%		5.54%	20.61%	26.72%[7]
Net expenses[6,8,9]	0.81 [7,10]	0.80 [10]	0.75	[10,11]	0.68 [11,12,13]	0.83 [13]	0.82 [7,13]
Net investment income	0.88 [7]	1.56	1.56	[4]	1.28	1.63	3.24 [7]

Portfolio turnover rate	20%	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

66	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012		2011	2010	2009[3]

Net asset value, beginning of period	$12.42	$11.00	$11.27		$9.49	$7.12	$11.40

Income (loss) from operations:
Net investment income	0.09	0.24	0.20	[4]	0.19	0.27	0.13
Net realized and unrealized gain (loss)	0.76	1.43	(0.23)		1.78	2.28	(4.26)
Total income (loss) from operations	0.85	1.67	(0.03)		1.97	2.55	(4.13)

Less distributions from:
Net investment income	(0.01)	(0.25)	(0.24)		(0.19)	(0.18)	(0.15)
Net realized gains	(0.15)	—	—		—	—	—
Total distributions	(0.16)	(0.25)	(0.24)		(0.19)	(0.18)	(0.15)

Net asset value, end of period	$13.11	$12.42	$11.00		$11.27	$9.49	$7.12
Total return[5]	6.83%	15.31%	(0.15)%		20.80%	35.71%	(36.36)%

Net assets, end of period (000s)	$1,702	$1,312	$1,197		$1,377	$545	$63

Ratios to average net assets:
Gross expenses[6]	3.48%[7]	5.20%	3.47%		5.02%	9.80%	26.20%[7]
Net expenses[6,8,9]	0.26 [7,10]	0.25 [10]	0.21	[10,11]	0.17 [11,12,13]	0.28 [13]	0.27 [7,13]
Net investment income	1.48 [7]	2.08	1.83	[4]	1.83	2.85	3.79 [7]

Portfolio turnover rate	20%	52%	33%		33%	48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	67

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]		2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.64		$11.19	$11.38	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.07		0.21	0.19	0.18	0.14	0.11
Net realized and unrealized gain (loss)	0.97		1.43	(0.20)	1.81	2.43	(4.31)
Total income (loss) from operations	1.04		1.64	(0.01)	1.99	2.57	(4.20)

Less distributions from:
Net investment income	(0.00)	[4]	(0.19)	(0.18)	(0.13)	(0.13)	(0.12)
Net realized gains	(0.12)		—	—	—	—	—
Total distributions	(0.12)		(0.19)	(0.18)	(0.13)	(0.13)	(0.12)

Net asset value, end of period	$13.56		$12.64	$11.19	$11.38	$9.52	$7.08
Total return[5]	8.32%		14.79%	(0.02)%	20.98%	36.29%	(36.91)%

Net assets, end of period (000s)	$1,245		$734	$306	$329	$93	$62

Ratios to average net assets:
Gross expenses[6]	3.50%[7]		5.99%	4.16%	5.73%	21.22%	26.64%[7]
Net expenses[6,8,9]	0.57	[7,10]	0.55 [10]	0.51 [10,11]	0.41 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income	1.03	[7]	1.78	1.72	1.73	1.66	3.16 [7]

Portfolio turnover rate	28%		48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

68	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]		2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.64		$11.19	$11.38	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.00	[4]	0.09	0.08	0.09	0.10	0.08
Net realized and unrealized gain (loss)	0.99		1.46	(0.17)	1.82	2.41	(4.31)
Total income (loss) from operations	0.99		1.55	(0.09)	1.91	2.51	(4.23)

Less distributions from:
Net investment income	(0.00)	[4]	(0.10)	(0.10)	(0.05)	(0.06)	(0.10)
Net realized gains	(0.12)		—	—	—	—	—
Total distributions	(0.12)		(0.10)	(0.10)	(0.05)	(0.06)	(0.10)

Net asset value, end of period	$13.51		$12.64	$11.19	$11.38	$9.52	$7.07
Total return[5]	7.90%		13.93%	(0.76)%	20.08%	35.45%	(37.16)%

Net assets, end of period (000s)	$1,757		$2,291	$2,218	$1,814	$510	$69

Ratios to average net assets:
Gross expenses[6]	4.54%[7]		6.51%	4.80%	6.92%	16.39%	27.19%[7]
Net expenses[6,8,9]	1.32	[7,10]	1.30 [10]	1.25 [10,11]	1.16 [11,12,13]	1.32 [13]	1.32 [7,13]
Net investment income	0.06	[7]	0.80	0.75	0.88	1.09	2.38 [7]

Portfolio turnover rate	28%		48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	69

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]		2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.65		$11.20	$11.38	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.06		0.15	0.11	0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.99		1.49	(0.11)	1.86	2.43	(4.31)
Total income (loss) from operations	1.05		1.64	(0.00) [4]	1.99	2.57	(4.20)

Less distributions from:
Net investment income	(0.00)	[4]	(0.19)	(0.18)	(0.13)	(0.13)	(0.12)
Net realized gains	(0.12)		—	—	—	—	—
Total distributions	(0.12)		(0.19)	(0.18)	(0.13)	(0.13)	(0.12)

Net asset value, end of period	$13.58		$12.65	$11.20	$11.38	$9.52	$7.08
Total return[5]	8.39%		14.78%	0.06%	20.95%	36.29%	(36.91)%

Net assets, end of period (000s)	$20		$17	$39	$499	$418	$310

Ratios to average net assets:
Gross expenses[6]	3.46%[7]		5.21%	3.75%	5.87%	21.67%	26.59%[7]
Net expenses[6,8,9]	0.57	[7,10]	0.56 [10]	0.44 [10,11]	0.43 [11,12,13]	0.57 [13]	0.57 [7,13]
Net investment income	0.90	[7]	1.30	0.91	1.29	1.60	3.16 [7]

Portfolio turnover rate	28%		48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

70	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]		2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.66		$11.19	$11.38	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.04		0.09	0.14	0.11	0.12	0.10
Net realized and unrealized gain (loss)	0.98		1.54	(0.18)	1.85	2.44	(4.32)
Total income (loss) from operations	1.02		1.63	(0.04)	1.96	2.56	(4.22)

Less distributions from:
Net investment income	(0.00)	[4]	(0.16)	(0.15)	(0.10)	(0.11)	(0.11)
Net realized gains	(0.12)		—	—	—	—	—
Total distributions	(0.12)		(0.16)	(0.15)	(0.10)	(0.11)	(0.11)

Net asset value, end of period	$13.56		$12.66	$11.19	$11.38	$9.52	$7.07
Total return[5]	8.23%		14.59%	(0.27)%	20.65%	36.13%	(37.05)%

Net assets, end of period (000s)	$27		$23	$111	$107	$87	$62

Ratios to average net assets:
Gross expenses[6]	3.92%[7]		5.42%	3.93%	6.16%	21.73%	26.90%[7]
Net expenses[6,8,9]	0.82	[7,10]	0.77 [10]	0.74 [10,11]	0.68 [11,12,13]	0.82 [13]	0.82 [7,13]
Net investment income	0.63	[7]	0.82	1.21	1.05	1.37	2.91 [7]

Portfolio turnover rate	28%		48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	71

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.64	$11.19	$11.39	$9.53	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.08	0.21	0.20	0.16	0.21	0.12
Net realized and unrealized gain (loss)	0.99	1.47	(0.18)	1.86	2.40	(4.31)
Total income (loss) from operations	1.07	1.68	0.02	2.02	2.61	(4.19)

Less distributions from:
Net investment income	(0.01)	(0.23)	(0.22)	(0.16)	(0.16)	(0.13)
Net realized gains	(0.12)	—	—	—	—	—
Total distributions	(0.13)	(0.23)	(0.22)	(0.16)	(0.16)	(0.13)

Net asset value, end of period	$13.58	$12.64	$11.19	$11.39	$9.53	$7.08
Total return[4]	8.48%	15.14%	0.24%	21.26%	36.85%	(36.85)%

Net assets, end of period (000s)	$2,101	$1,776	$1,337	$1,048	$396	$62

Ratios to average net assets:
Gross expenses[5]	3.36%[6]	5.27%	3.50%	5.70%	12.52%	26.39%[6]
Net expenses[5,7,8]	0.27 [6,9]	0.25 [9]	0.21 [9,10]	0.16 [10,11,12]	0.27 [12]	0.27 [6,12]
Net investment income	1.20 [6]	1.81	1.79	1.60	2.25	3.46 [6]

Portfolio turnover rate	28%	48%	31%	23%	55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

72	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.57	$11.11	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.05	0.20	0.13	0.14	0.15	0.11
Net realized and unrealized gain (loss)	0.99	1.44	(0.21)	1.84	2.43	(4.31)
Total income (loss) from operations	1.04	1.64	(0.08)	1.98	2.58	(4.20)

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.17)	(0.14)	(0.13)	(0.13)
Net realized gains	(0.07)	—	—	—	—	—
Total distributions	(0.08)	(0.18)	(0.17)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$13.53	$12.57	$11.11	$11.36	$9.52	$7.07
Total return[4]	8.23%	14.86%	(0.60)%	20.82%	36.46%	(36.96)%

Net assets, end of period (000s)	$728	$631	$369	$229	$129	$62

Ratios to average net assets:
Gross expenses[5]	6.02%[6]	9.29%	5.22%	7.43%	21.04%	26.53%[6]
Net expenses[5,7,8]	0.57 [6,9]	0.56 [9]	0.50 [9,10]	0.42 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	0.79 [6]	1.70	1.14	1.37	1.77	3.17 [6]

Portfolio turnover rate	14%	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011.The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	73

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]		2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.56		$11.11	$11.36	$9.52	$7.06	$11.40

Income (loss) from operations:
Net investment income	0.00	[4]	0.08	0.08	0.07	0.11	0.08
Net realized and unrealized gain (loss)	0.99		1.46	(0.24)	1.83	2.41	(4.31)
Total income (loss) from operations	0.99		1.54	(0.16)	1.90	2.52	(4.23)

Less distributions from:
Net investment income	(0.00)	[4]	(0.09)	(0.09)	(0.06)	(0.06)	(0.11)
Net realized gains	(0.07)		—	—	—	—	—
Total distributions	(0.07)		(0.09)	(0.09)	(0.06)	(0.06)	(0.11)

Net asset value, end of period	$13.48		$12.56	$11.11	$11.36	$9.52	$7.06
Total return[5]	7.89%		13.90%	(1.34)%	19.92%	35.64%	(37.20)%

Net assets, end of period (000s)	$1,059		$945	$1,073	$850	$467	$66

Ratios to average net assets:
Gross expenses[6]	6.76%[7]		10.01%	6.28%	8.51%	19.33%	27.16%[7]
Net expenses[6,8,9]	1.32	[7,10]	1.31 [10]	1.25 [10,11]	1.17 [11,12,13]	1.32 [13]	1.32 [7,13]
Net investment income	0.04	[7]	0.66	0.70	0.69	1.28	2.40 [7]

Portfolio turnover rate	14%		39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

74	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.65	$11.11	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.05	0.08	0.14	0.13	0.14	0.11
Net realized and unrealized gain (loss)	1.00	1.64	(0.22)	1.85	2.44	(4.31)
Total income (loss) from operations	1.05	1.72	(0.08)	1.98	2.58	(4.20)

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.17)	(0.14)	(0.13)	(0.13)
Net realized gains	(0.07)	—	—	—	—	—
Total distributions	(0.08)	(0.18)	(0.17)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$13.62	$12.65	$11.11	$11.36	$9.52	$7.07
Total return[4]	8.27%	15.59%	(0.60)%	20.81%	36.46%	(36.96)%

Net assets, end of period (000s)	$15	$14	$233	$499	$417	$310

Ratios to average net assets:
Gross expenses[5]	5.76%[6]	8.43%	4.88%	7.20%	23.15%	26.48%[6]
Net expenses[5,7,8]	0.58 [6,9]	0.38 [9]	0.49 [9,10]	0.42 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	0.76 [6]	0.70	1.27	1.30	1.60	3.17 [6]

Portfolio turnover rate	14%	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	75

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.70	$11.11	$11.36	$9.51	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.04	0.11	0.13	0.11	0.12	0.10
Net realized and unrealized gain (loss)	1.00	1.63	(0.23)	1.85	2.43	(4.31)
Total income (loss) from operations	1.04	1.74	(0.10)	1.96	2.55	(4.21)

Less distributions from:
Net investment income	(0.01)	(0.15)	(0.15)	(0.11)	(0.11)	(0.12)
Net realized gains	(0.07)	—	—	—	—	—
Total distributions	(0.08)	(0.15)	(0.15)	(0.11)	(0.11)	(0.12)

Net asset value, end of period	$13.66	$12.70	$11.11	$11.36	$9.51	$7.07
Total return[4]	8.15%	15.75%	(0.85)%	20.63%	35.98%	(37.01)%

Net assets, end of period (000s)	$24	$22	$116	$112	$91	$62

Ratios to average net assets:
Gross expenses[5]	5.84%[6]	8.53%	5.22%	7.47%	23.06%	26.79%[6]
Net expenses[5,7,8]	0.82 [6,9]	0.48 [9]	0.75 [9,10]	0.67 [10,11,12]	0.82 [12]	0.82 [6,12]
Net investment income	0.60 [6]	0.95	1.13	1.06	1.40	2.92 [6]

Portfolio turnover rate	14%	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

76	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.56	$11.10	$11.36	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.07	0.22	0.18	0.16	0.20	0.12
Net realized and unrealized gain (loss)	0.99	1.46	(0.23)	1.85	2.41	(4.32)
Total income (loss) from operations	1.06	1.68	(0.05)	2.01	2.61	(4.20)

Less distributions from:
Net investment income	(0.01)	(0.22)	(0.21)	(0.17)	(0.16)	(0.13)
Net realized gains	(0.07)	—	—	—	—	—
Total distributions	(0.08)	(0.22)	(0.21)	(0.17)	(0.16)	(0.13)

Net asset value, end of period	$13.54	$12.56	$11.10	$11.36	$9.52	$7.07
Total return[4]	8.50%	15.13%	(0.33)%	21.14%	36.87%	(36.90)%

Net assets, end of period (000s)	$1,261	$946	$708	$721	$265	$62

Ratios to average net assets:
Gross expenses[5]	5.63%[6]	8.66%	4.79%	7.04%	15.57%	26.28%[6]
Net expenses[5,7,8]	0.27 [6,9]	0.26 [9]	0.22 [9,10]	0.16 [10,11,12]	0.27 [12]	0.27 [6,12]
Net investment income	1.12 [6]	1.88	1.67	1.52	2.21	3.47 [6]

Portfolio turnover rate	14%	39%	27%	42%	57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	77

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.63	$11.16	$11.39	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05	0.19	0.15	0.17	0.15	0.12
Net realized and unrealized gain (loss)	1.00	1.46	(0.20)	1.84	2.43	(4.33)
Total income (loss) from operations	1.05	1.65	(0.05)	2.01	2.58	(4.21)

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.18)	(0.13)	(0.15)	(0.11)
Total distributions	(0.01)	(0.18)	(0.18)	(0.13)	(0.15)	(0.11)

Net asset value, end of period	$13.67	$12.63	$11.16	$11.39	$9.51	$7.08
Total return[4]	8.32%	14.83%	(0.38)%	21.14%	36.38%	(36.98)%

Net assets, end of period (000s)	$1,143	$862	$587	$580	$147	$76

Ratios to average net assets:
Gross expenses[5]	5.61%[6]	9.30%	4.68%	8.52%	22.18%	24.99%[6]
Net expenses[5,7,8]	0.57 [6,9]	0.56 [9]	0.50 [9,10]	0.41 [10,11,12]	0.57 [12]	0.57 [6,12]
Net investment income	0.82 [6]	1.60	1.32	1.66	1.67	3.57 [6]

Portfolio turnover rate	19%	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

78	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]		2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.63		$11.16	$11.39	$9.52	$7.07	$11.40

Income (loss) from operations:
Net investment income	0.00	[4]	0.08	0.08	0.08	0.11	0.08
Net realized and unrealized gain (loss)	0.99		1.47	(0.21)	1.83	2.41	(4.32)
Total income (loss) from operations	0.99		1.55	(0.13)	1.91	2.52	(4.24)

Less distributions from:
Net investment income	(0.00)	[4]	(0.08)	(0.10)	(0.04)	(0.07)	(0.09)
Total distributions	(0.00)		(0.08)	(0.10)	(0.04)	(0.07)	(0.09)

Net asset value, end of period	$13.62		$12.63	$11.16	$11.39	$9.52	$7.07
Total return[5]	7.87%		13.97%	(1.11)%	20.10%	35.67%	(37.22)%

Net assets, end of period (000s)	$1,286		$1,294	$1,259	$847	$352	$72

Ratios to average net assets:
Gross expenses[6]	6.58%[7]		10.24%	5.84%	10.10%	20.80%	26.81%[7]
Net expenses[6,8,9]	1.32	[7,10]	1.31 [10]	1.25 [10,11]	1.17 [11,12,13]	1.33 [13]	1.32 [7,13]
Net investment income	0.01	[7]	0.71	0.68	0.75	1.26	2.34 [7]

Portfolio turnover rate	19%		39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	79

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.63	$11.15	$11.39	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05	0.10	0.12	0.13	0.14	0.11
Net realized and unrealized gain (loss)	0.99	1.56	(0.18)	1.88	2.44	(4.32)
Total income (loss) from operations	1.04	1.66	(0.06)	2.01	2.58	(4.21)

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.18)	(0.13)	(0.15)	(0.11)
Total distributions	(0.01)	(0.18)	(0.18)	(0.13)	(0.15)	(0.11)

Net asset value, end of period	$13.66	$12.63	$11.15	$11.39	$9.51	$7.08
Total return[4]	8.24%	14.94%	(0.47)%	21.12%	36.38%	(36.98)%

Net assets, end of period (000s)	$17	$16	$77	$500	$417	$310

Ratios to average net assets:
Gross expenses[5]	5.49%[6]	8.92%	4.44%	8.80%	23.99%	26.37%[6]
Net expenses[5,7,8]	0.58 [6,9]	0.56 [9]	0.49 [9,10]	0.43 [10,11,12]	0.58 [12]	0.57 [6,12]
Net investment income	0.77 [6]	0.89	1.10	1.28	1.58	3.12 [6]

Portfolio turnover rate	19%	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

80	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.70	$11.16	$11.38	$9.51	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.04	0.10	0.13	0.10	0.12	0.10
Net realized and unrealized gain (loss)	0.99	1.58	(0.20)	1.87	2.43	(4.31)
Total income (loss) from operations	1.03	1.68	(0.07)	1.97	2.55	(4.21)

Less distributions from:
Net investment income	(0.01)	(0.14)	(0.15)	(0.10)	(0.12)	(0.11)
Total distributions	(0.01)	(0.14)	(0.15)	(0.10)	(0.12)	(0.11)

Net asset value, end of period	$13.72	$12.70	$11.16	$11.38	$9.51	$7.08
Total return[4]	8.11%	15.18%	(0.54)%	20.71%	36.03%	(37.03)%

Net assets, end of period (000s)	$46	$41	$129	$112	$92	$62

Ratios to average net assets:
Gross expenses[5]	6.00%[6]	8.94%	4.83%	9.07%	24.07%	26.68%[6]
Net expenses[5,7,8]	0.82 [6,9]	0.60 [9]	0.75 [9,10]	0.67 [10,11,12]	0.82 [12]	0.82 [6,12]
Net investment income	0.54 [6]	0.90	1.15	1.02	1.38	2.87 [6]

Portfolio turnover rate	19%	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	81

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012	2011	2010	2009[3]

Net asset value, beginning of period	$12.63	$11.16	$11.39	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.08	0.23	0.17	0.15	0.18	0.12
Net realized and unrealized gain (loss)	0.99	1.45	(0.19)	1.88	2.44	(4.32)
Total income (loss) from operations	1.07	1.68	(0.02)	2.03	2.62	(4.20)

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.21)	(0.16)	(0.18)	(0.12)
Total distributions	(0.01)	(0.21)	(0.21)	(0.16)	(0.18)	(0.12)

Net asset value, end of period	$13.69	$12.63	$11.16	$11.39	$9.52	$7.08
Total return[4]	8.50%	15.18%	(0.05)%	21.30%	36.95%	(36.92)%

Net assets, end of period (000s)	$722	$508	$294	$288	$158	$62

Ratios to average net assets:
Gross expenses[5]	5.32%[6]	8.93%	4.31%	8.70%	19.71%	26.17%[6]
Net expenses[5,7,8]	0.27 [6,9]	0.26 [9]	0.21 [9,10]	0.17 [10,11,12]	0.27 [12]	0.27 [6,12]
Net investment income	1.16 [6]	1.99	1.53	1.50	2.02	3.43 [6]

Portfolio turnover rate	19%	39%	35%	24%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

82	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$13.51	$12.64	$12.48		$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.12	0.32	0.35	[4]	0.50	[4]	0.52	[4]	0.27	[4]
Net realized and unrealized gain (loss)	(0.09)	0.86	0.18		1.23		2.41		(2.77)
Total income (loss) from operations	0.03	1.18	0.53		1.73		2.93		(2.50)

Less distributions from:
Net investment income	(0.03)	(0.29)	(0.37)		(0.39)		(0.42)		(0.27)
Net realized gains	—	(0.02)	—		—		—		—
Total distributions	(0.03)	(0.31)	(0.37)		(0.39)		(0.42)		(0.27)

Net asset value, end of period	$13.51	$13.51	$12.64		$12.48		$11.14		$8.63
Total return[5]	0.20%	9.35%	4.36%		15.56%		34.04%		(22.04)%

Net assets, end of period (000s)	$4,237	$2,006	$744		$492		$218		$75

Ratios to average net assets:
Gross expenses[6]	3.94%[7]	6.57%	5.61%		7.15%		16.53%		23.77%[7]
Net expenses[6,8,9]	0.60 [7,10]	0.59 [10]	0.54	[10,11]	0.45	[11,12,13]	0.61	[13]	0.62	[7,13]
Net investment income	1.76 [7]	2.49	2.79	[4]	4.17	[4]	5.00	[4]	6.84	[4,7]

Portfolio turnover rate	21%	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	83

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$13.54	$12.64	$12.48		$11.14		$8.62		$11.40

Income (loss) from operations:
Net investment income	0.07	0.21	0.25	[4]	0.36	[4]	0.41	[4]	0.24	[4]
Net realized and unrealized gain (loss)	(0.09)	0.88	0.18		1.27		2.45		(2.77)
Total income (loss) from operations	(0.02)	1.09	0.43		1.63		2.86		(2.53)

Less distributions from:
Net investment income	(0.02)	(0.17)	(0.27)		(0.29)		(0.34)		(0.25)
Net realized gains	—	(0.02)	—		—		—		—
Total distributions	(0.02)	(0.19)	(0.27)		(0.29)		(0.34)		(0.25)

Net asset value, end of period	$13.50	$13.54	$12.64		$12.48		$11.14		$8.62
Total return[5]	(0.17)%	8.62%	3.51%		14.66%		33.17%		(22.32)%

Net assets, end of period (000s)	$2,221	$1,886	$1,253		$1,085		$537		$81

Ratios to average net assets:
Gross expenses[6]	4.85%[7]	7.36%	6.50%		8.29%		16.94%		24.35%[7]
Net expenses[6,8,9]	1.35 [7,10]	1.34 [10]	1.28	[10,11]	1.20	[11,12,13]	1.37	[13]	1.37	[7,13]
Net investment income[4]	1.05 [7]	1.62	1.99	[4]	3.04	[4]	3.87	[4]	6.06	[4,7]

Portfolio turnover rate	21%	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

84	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$13.50	$12.63	$12.48		$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.12	0.29	0.30	[4]	0.44	[4]	0.46	[4]	0.27	[4]
Net realized and unrealized gain (loss)	(0.09)	0.89	0.22		1.28		2.47		(2.77)
Total income (loss) from operations	0.03	1.18	0.52		1.72		2.93		(2.50)

Less distributions from:
Net investment income	(0.03)	(0.29)	(0.37)		(0.38)		(0.42)		(0.27)
Net realized gains	—	(0.02)	—		—		—		—
Total distributions	(0.03)	(0.31)	(0.37)		(0.38)		(0.42)		(0.27)

Net asset value, end of period	$13.50	$13.50	$12.63		$12.48		$11.14		$8.63
Total return[5]	0.20%	9.36%	4.27%		15.55%		34.04%		(22.04)%

Net assets, end of period (000s)	$25	$48	$74		$570		$489		$378

Ratios to average net assets:
Gross expenses[6]	3.87%[7]	6.23%	5.20%		7.23%		19.52%		23.72%[7]
Net expenses[6,8,9]	0.60 [7,10]	0.59 [10]	0.50	[10,11]	0.46	[11,12,13]	0.62	[13]	0.62	[7,13]
Net investment income	1.78 [7]	2.22	2.34	[4]	3.68	[4]	4.53	[4]	6.84	[4,7]

Portfolio turnover rate	21%	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	85

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$13.60	$12.64	$12.48		$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.15	0.24	0.31	[4]	0.41	[4]	0.43	[4]	0.26	[4]
Net realized and unrealized gain (loss)	(0.12)	0.97	0.18		1.28		2.48		(2.77)
Total income (loss) from operations	0.03	1.21	0.49		1.69		2.91		(2.51)

Less distributions from:
Net investment income	(0.03)	(0.23)	(0.33)		(0.35)		(0.40)		(0.26)
Net realized gains	—	(0.02)	—		—		—		—
Total distributions	(0.03)	(0.25)	(0.33)		(0.35)		(0.40)		(0.26)

Net asset value, end of period	$13.60	$13.60	$12.64		$12.48		$11.14		$8.63
Total return[5]	0.18%	9.64%	4.02%		15.25%		33.69%		(22.10)%

Net assets, end of period (000s)	$88	$19	$114		$109		$98		$76

Ratios to average net assets:
Gross expenses[6]	4.02%[7]	6.12%	5.61%		7.47%		19.78%		24.03%[7]
Net expenses[6,8,9]	0.53 [7,10]	0.70 [10]	0.78	[10,11]	0.71	[11,12,13]	0.87	[13]	0.87	[7,13]
Net investment income	2.16 [7]	1.87	2.45	[4]	3.43	[4]	4.28	[4]	6.59	[4,7]

Portfolio turnover rate	21%	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

86	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2013	2012		2011		2010		2009[3]

Net asset value, beginning of period	$13.45	$12.62	$12.48		$11.14		$8.63		$11.40

Income (loss) from operations:
Net investment income	0.14	0.35	0.36	[4]	0.48	[4]	0.51	[4]	0.28	[4]
Net realized and unrealized gain (loss)	(0.09)	0.86	0.20		1.28		2.46		(2.77)
Total income (loss) from operations	0.05	1.21	0.56		1.76		2.97		(2.49)

Less distributions from:
Net investment income	(0.03)	(0.36)	(0.42)		(0.42)		(0.46)		(0.28)
Net realized gains	—	(0.02)	—		—		—		—
Total distributions	(0.03)	(0.38)	(0.42)		(0.42)		(0.46)		(0.28)

Net asset value, end of period	$13.47	$13.45	$12.62		$12.48		$11.14		$8.63
Total return[5]	0.38%	9.70%	4.64%		15.88%		34.45%		(21.96)%

Net assets, end of period (000s)	$88	$66	$148		$266		$143		$76

Ratios to average net assets:
Gross expenses[6]	3.92%[7]	5.90%	5.34%		6.98%		17.67%		23.52%[7]
Net expenses[6,8,9]	0.30 [7,10]	0.29 [10]	0.23	[10,11]	0.20	[11,12,13]	0.32	[13]	0.32	[7,13]
Net investment income	2.14 [7]	2.67	2.83	[4]	4.00	[4]	4.95	[4]	7.14	[4,7]

Portfolio turnover rate	21%	47%	56%		50%		53%		13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2013 (unaudited).

[3]	For the period August 29, 2008 (commencement of operations) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[13]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	87

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”) and Legg Mason Target Retirement Fund (“Retirement Fund”) (each, a “Fund” and collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

88	Legg Mason Target Retirement Series 2013 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Retirement 2015

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in underlying funds	$3,834,682	—	—	$3,834,682
Purchased options	13,500	—	—	13,500
Total long-term investments	$3,848,182	—	—	$3,848,182
Short-term investments†	—	$40,000	—	40,000
Total investments	$3,848,182	$40,000	—	$3,888,182

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2020

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,912,462	—	—	$4,912,462
Short-term investments†	—	$60,000	—	60,000
Total investments	$4,912,462	$60,000	—	$4,972,462

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2025

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$7,187,408	—	—	$7,187,408
Short-term investments†	—	$78,000	—	78,000
Total investments	$7,187,408	$78,000	—	$7,265,408

†	See Schedules of Investments for additional detailed categorizations.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	89

Notes to financial statements (unaudited) (cont’d)

Retirement 2030

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$4,673,930	—	—	$4,673,930
Short-term investments†	—	$32,000	—	32,000
Total investments	$4,673,930	$32,000	—	$4,705,930

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2035

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$5,197,918	—	—	$5,197,918
Short-term investments†	—	$54,000	—	54,000
Total investments	$5,197,918	$54,000	—	$5,251,918

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2040

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$5,085,438	—	—	$5,085,438

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2045

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,033,241	—	—	$3,033,241
Short-term investments†	—	$13,000	—	13,000
Total investments	$3,033,241	$13,000	—	$3,046,241

†	See Schedules of Investments for additional detailed categorizations.

Retirement 2050

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$3,142,340	—	—	$3,142,340
Short-term investments†	—	$13,000	—	13,000
Total investments	$3,142,340	$13,000	—	$3,155,340

†	See Schedules of Investments for additional detailed categorizations.

90	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Retirement Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$6,663,107	—	—	$6,663,107
Short-term investments†	—	$11,000	—	11,000
Total investments	$6,663,107	$11,000	—	$6,674,107

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such underlying fund at a time that is unfavorable to the Funds. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Foreign investment risks. An Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	91

Notes to financial statements (unaudited) (cont’d)

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. Each Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages each Fund’s cash and short-term instruments. Western Asset also manages the assets allocated to the Event Risk Management strategy for each of the Funds, except Retirement Fund, during the “Dynamic Rebalancing Period” (generally, five years before and five years after the target date). LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Funds.

LMGAA does not receive a fee from the manager (LMPFA). While a Fund is not in the Dynamic Rebalancing Period (generally, five years before and five years after the target date), the sub-advisory fee will be 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers and reimbursements. Such fee shall be paid to Western Asset by the manager out of the fee it receives from each Fund. While a Fund is in the Dynamic Rebalancing Period, the sub-advisory fee will be 0.10% of the Fund’s average daily net assets allocated to Western Asset. The fees are calculated daily and paid monthly.

As a result of expense limitation arrangements between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of ETFs, to average net assets of each Fund’s Class A, Class C, Class FI, Class R and Class I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the six months ended July 31, 2013, fees waived and/or expenses reimbursed amounted to $94,498, $83,063, $88,545, $82,523, $81,826, $81,435, $76,805, $76,261 and $75,364 for Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, respectively.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

92	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2013, LMIS and its affiliates retained sales charges of $39, $149, $235, $89, $91, $3, $19, $8 and $643 on sales of Class A shares of Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, respectively. In addition, for the six months ended July 31, 2013, CDSCs paid to LMIS and its affiliates on Class C shares of Retirement 2025, Retirement 2035, Retirement 2040 and Retirement Fund were $10, $17, $40 and $199, respectively.

For the six months ended July 31, 2013 there were no CDSCs paid to LMIS and its affiliates for Retirement 2015, Retirement 2020, Retirement 2030, Retirement 2045 and Retirement 2050.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$1,014,883	$998,260
Retirement 2020	1,363,732	1,232,260
Retirement 2025	1,333,962	1,624,873
Retirement 2030	1,085,263	977,930
Retirement 2035	1,354,569	994,222
Retirement 2040	1,430,471	1,481,405
Retirement 2045	750,270	398,511
Retirement 2050	844,626	547,777
Retirement Fund	3,745,409	954,470

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Retirement 2015	$653,439	$(11,938)	$641,501
Retirement 2020	1,075,936	—	1,075,936
Retirement 2025	1,473,213	(2,369)	1,470,844
Retirement 2030	1,140,853	(1,113)	1,139,740
Retirement 2035	1,234,887	(9,410)	1,225,477
Retirement 2040	1,356,009	—	1,356,009
Retirement 2045	819,340	—	819,340
Retirement 2050	771,493	(1,299)	770,194
Retirement Fund	525,052	(437)	524,615

Legg Mason Target Retirement Series 2013 Semi-Annual Report	93

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2013.

ASSET DERIVATIVES[1]
Retirement 2015	Equity Risk
Purchased options[2]	$13,500

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Funds’ Statement of Operations for the six months ended July 31, 2013. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Funds’ derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options[1]	$(26,031)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Retirement 2015	Equity Risk
Purchased options[1]	$10,079

(1)	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended July 31, 2013, the volume of derivative activity for the Funds was as follows:

Retirement 2015	Average market value
Purchased options	$12,612

During the six months ended July 31, 2013, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund did not invest directly in any derivative instruments.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral held by the Fund at July 31, 2013:

Retirement 2015	Gross Amount of Derivative Assets in the Statement of Assets & Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$13,500	—	$13,500

(1)	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets & Liabilities.

(2)	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

94	Legg Mason Target Retirement Series 2013 Semi-Annual Report

For the six months ended July 31, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2015
Class A	$1,641	$2,431
Class C	12,310	6,398
Class FI	22	23
Class R	63	100
Class I	—	314
Total	$14,036	$9,266

Retirement 2020
Class A	$1,853	$2,128
Class C	12,626	5,355
Class FI	17	21
Class R	429	390
Class I	—	1,979
Total	$14,925	$9,873

Retirement 2025
Class A	$2,669	$3,367
Class C	19,222	9,111
Class FI	18	13
Class R	195	144
Class I	—	2,028
Total	$22,104	$14,663

Retirement 2030
Class A	$1,183	$1,394
Class C	11,371	5,647
Class FI	21	13
Class R	299	240
Class I	—	2,011
Total	$12,874	$9,305

Retirement 2035
Class A	$1,107	$1,463
Class C	12,236	5,494
Class FI	33	22
Class R	481	352
Class I	—	2,197
Total	$13,857	$9,528

Retirement 2040
Class A	$1,456	$1,558
Class C	10,494	4,839
Class FI	23	14
Class R	62	45
Class I	—	2,916
Total	$12,035	$9,372

Retirement 2045
Class A	$827	$1,343
Class C	5,153	2,287
Class FI	18	13
Class R	101	42
Class I	—	1,686
Total	$6,099	$5,371

Legg Mason Target Retirement Series 2013 Semi-Annual Report	95

Notes to financial statements (unaudited) (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Retirement 2050
Class A	$1,271	$1,583
Class C	6,367	2,675
Class FI	20	12
Class R	108	86
Class I	—	752
Total	$7,766	$5,108

Retirement Fund
Class A	$2,722	$3,188
Class C	10,279	4,165
Class FI	59	30
Class R	114	34
Class I	—	178
Total	$13,174	$7,595

For the six months ended July 31, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Retirement 2015
Class A	$31,087
Class C	59,915
Class FI	394
Class R	647
Class I	2,455
Total	$94,498

Retirement 2020
Class A	$24,002
Class C	42,618
Class FI	227
Class R	2,943
Class I	13,273
Total	$83,063

Retirement 2025
Class A	$24,651
Class C	47,026
Class FI	156
Class R	919
Class I	15,793
Total	$88,545

Retirement 2030
Class A	$16,128
Class C	41,062
Class FI	274
Class R	2,104
Class I	22,955
Total	$82,523

96	Legg Mason Target Retirement Series 2013 Semi-Annual Report

Waivers/ Expense Reimbursements
Retirement 2035
Class A	$14,088
Class C	40,254
Class FI	399
Class R	3,093
Class I	23,992
Total	$81,826

Retirement 2040
Class A	$17,104
Class C	33,856
Class FI	264
Class R	382
Class I	29,829
Total	$81,435

Retirement 2045
Class A	$18,015
Class C	28,051
Class FI	382
Class R	1,012
Class I	29,345
Total	$76,805

Retirement 2050
Class A	$25,660
Class C	33,459
Class FI	401
Class R	1,118
Class I	15,623
Total	$76,261

Retirement Fund
Class A	$36,375
Class C	36,037
Class FI	778
Class R	795
Class I	1,379
Total	$75,364

6. Distributions to shareholders by class

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Retirement 2015
Net Investment Income:
Class A	$2,264	$17,334
Class C	2,128	19,867
Class FI	29	259
Class R	39	287
Class I	218	5,753
Total	$4,678	$43,500

Legg Mason Target Retirement Series 2013 Semi-Annual Report	97

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Retirement 2020
Net Investment Income:
Class A	$1,881	$18,505
Class C	1,749	26,085
Class FI	17	249
Class R	175	2,580
Class I	1,061	29,205
Total	$4,883	$76,624

Net Realized Gains:
Class A	$14,884	—
Class C	22,846	—
Class FI	128	—
Class R	1,595	—
Class I	7,247	—
Total	$46,700	—

Retirement 2025
Net Investment Income:
Class A	$2,519	$33,484
Class C	2,463	40,347
Class FI	18	249
Class R	83	1,050
Class I	1,983	24,870
Total	$7,066	$100,000

Net Realized Gains:
Class A	$18,819	$1,048
Class C	31,797	3,267
Class FI	130	64
Class R	717	145
Class I	12,675	988
Total	$64,138	$5,512

Retirement 2030
Net Investment Income:
Class A	$776	$15,040
Class C	1,561	25,187
Class FI	12	299
Class R	91	1,621
Class I	984	25,853
Total	$3,424	$68,000

Net Realized Gains:
Class A	$21,230	—
Class C	42,701	—
Class FI	332	—
Class R	2,480	—
Class I	26,896	—
Total	$93,639	—

98	Legg Mason Target Retirement Series 2013 Semi-Annual Report

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Retirement 2035
Net Investment Income:
Class A	$444	$12,821
Class C	1,074	27,656
Class FI	12	421
Class R	85	2,582
Class I	726	25,520
Total	$2,341	$69,000

Net Realized Gains:
Class A	$11,720	—
Class C	28,316	—
Class FI	317	—
Class R	2,250	—
Class I	19,141	—
Total	$61,744	—

Retirement 2040
Net Investment Income:
Class A	$475	$10,621
Class C	259	18,788
Class FI	7	251
Class R	7	292
Class I	855	27,048
Total	$1,603	$57,000

Net Realized Gains:
Class A	$13,196	—
Class C	18,490	—
Class FI	184	—
Class R	238	—
Class I	19,091	—
Total	$51,199	—

Retirement 2045
Net Investment Income:
Class A	$364	$9,011
Class C	233	6,671
Class FI	9	200
Class R	26	255
Class I	781	16,363
Total	$1,413	$32,500

Net Realized Gains:
Class A	$3,463	—
Class C	5,412	—
Class FI	75	—
Class R	231	—
Class I	6,004	—
Total	$15,185	—

Legg Mason Target Retirement Series 2013 Semi-Annual Report	99

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Retirement 2050
Net Investment Income:
Class A	$857	$11,522
Class C	371	8,180
Class FI	13	216
Class R	33	462
Class I	695	7,620
Total	$1,969	$28,000

Retirement Fund
Net Investment Income:
Class A	$3,962	$37,661
Class C	2,682	24,285
Class FI	99	1,012
Class R	163	318
Class I	206	3,496
Total	$7,112	$66,772

Net Realized Gains:
Class A	—	$1,305
Class C	—	2,617
Class FI	—	102
Class R	—	154
Class I	—	82
Total	—	$4,260

7. Shares of beneficial interest

At July 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount
Retirement 2015
Class A
Shares sold	35,765	$434,943	64,986	$740,650
Shares issued on reinvestment	186	2,264	1,495	17,334
Shares repurchased	(19,255)	(234,886)	(39,735)	(455,721)
Net increase	16,696	$202,321	26,746	$302,263

Class C
Shares sold	29,898	$360,514	107,103	$1,218,552
Shares issued on reinvestment	175	2,119	1,708	19,808
Shares repurchased	(48,388)	(585,914)	(208,339)	(2,363,971)
Net decrease	(18,315)	$(223,281)	(99,528)	$(1,125,611)

Class FI
Shares issued on reinvestment	2	$29	22	$259
Shares repurchased	—	—	(4,793)	(55,000)
Net increase (decrease)	2	$29	(4,771)	$(54,741)

100	Legg Mason Target Retirement Series 2013 Semi-Annual Report

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount
Retirement 2015 continued
Class R
Shares sold	654	$7,933	245	$2,817
Shares issued on reinvestment	2	28	22	250
Shares repurchased	—	—	(7,424)	(86,297)
Net increase (decrease)	656	$7,961	(7,157)	$(83,230)

Class I
Shares sold	5,077	$61,502	89,741	$1,036,106
Shares issued on reinvestment	1	9	—	—
Shares repurchased	(7,811)	(93,361)	(90,294)	(1,027,472)
Net increase (decrease)	(2,733)	$(31,850)	(553)	$8,634

Retirement 2020
Class A
Shares sold	53,891	$708,595	80,956	$987,655
Shares issued on reinvestment	1,279	16,765	1,488	18,505
Shares repurchased	(26,550)	(348,981)	(31,508)	(382,332)
Net increase	28,620	$376,379	50,936	$623,828

Class C
Shares sold	44,985	$585,760	96,218	$1,163,748
Shares issued on reinvestment	1,812	23,700	2,005	24,938
Shares repurchased	(47,722)	(623,685)	(122,147)	(1,475,602)
Net decrease	(925)	$(14,225)	(23,924)	$(286,916)

Class FI
Shares issued on reinvestment	10	$145	21	$249
Shares repurchased	—	—	(4,625)	(55,000)
Net increase (decrease)	10	$145	(4,604)	$(54,751)

Class R
Shares sold	885	$11,584	8,116	$98,123
Shares issued on reinvestment	125	1,634	196	2,435
Shares repurchased	(188)	(2,515)	(7,226)	(87,361)
Net increase	822	$10,703	1,086	$13,197

Class I
Shares sold	8,282	$108,949	25,044	$305,992
Shares issued on reinvestment	43	561	90	1,128
Shares repurchased	(26,282)	(339,328)	(89,441)	(1,102,616)
Net decrease	(17,957)	$(229,818)	(64,307)	$(795,496)

Retirement 2025
Class A
Shares sold	53,341	$698,235	97,601	$1,177,266
Shares issued on reinvestment	1,628	21,338	2,815	34,532
Shares repurchased	(52,611)	(687,099)	(10,965)	(129,492)
Net increase	2,358	$32,474	89,451	$1,082,306

Class C
Shares sold	42,479	$551,846	122,016	$1,451,020
Shares issued on reinvestment	2,452	32,074	3,388	41,472
Shares repurchased	(89,000)	(1,163,776)	(131,155)	(1,563,723)
Net decrease	(44,069)	$(579,856)	(5,751)	$(71,231)

Legg Mason Target Retirement Series 2013 Semi-Annual Report	101

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount
Retirement 2025 continued
Class FI
Shares issued on reinvestment	11	$148	26	$313
Shares repurchased	—	—	(5,133)	(60,000)
Net increase (decrease)	11	$148	(5,107)	$(59,687)

Class R
Shares sold	608	$7,959	944	$11,476
Shares issued on reinvestment	16	207	33	409
Shares repurchased	(12)	(156)	(9,192)	(107,327)
Net increase (decrease)	612	$8,010	(8,215)	$(95,442)

Class I
Shares sold	14,375	$189,579	19,568	$234,987
Shares issued on reinvestment	13	170	10	119
Shares repurchased	(3,031)	(39,255)	(15,947)	(189,863)
Net increase	11,357	$150,494	3,631	$45,243

Retirement 2030
Class A
Shares sold	26,214	$338,586	60,773	$713,350
Shares issued on reinvestment	1,716	21,994	1,252	15,029
Shares repurchased	(9,421)	(119,495)	(44,456)	(528,671)
Net increase	18,509	$241,085	17,569	$199,708

Class C
Shares sold	35,004	$445,652	123,169	$1,459,964
Shares issued on reinvestment	3,307	42,267	2,028	24,350
Shares repurchased	(52,050)	(668,271)	(174,551)	(2,065,414)
Net decrease	(13,739)	$(180,352)	(49,354)	$(581,100)

Class FI
Shares issued on reinvestment	27	$344	25	$299
Shares repurchased	—	—	(3,104)	(35,000)
Net increase (decrease)	27	$344	(3,079)	$(34,701)

Class R
Shares sold	1,975	$25,276	3,245	$38,392
Shares issued on reinvestment	130	1,668	82	978
Shares repurchased	(94)	(1,180)	(9,221)	(108,989)
Net increase (decrease)	2,011	$25,764	(5,894)	$(69,619)

Class I
Shares sold	22,945	$296,130	20,796	$245,641
Shares issued on reinvestment	1	12	—	—
Shares repurchased	(19,208)	(246,321)	(28,930)	(327,997)
Net increase (decrease)	3,738	$49,821	(8,134)	$(82,356)

Retirement 2035
Class A
Shares sold	23,364	$300,469	36,644	$421,522
Shares issued on reinvestment	940	12,164	1,087	12,821
Shares repurchased	(13,235)	(168,783)	(17,993)	(205,965)
Net increase	11,069	$143,850	19,738	$228,378

102	Legg Mason Target Retirement Series 2013 Semi-Annual Report

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount
Retirement 2035 continued
Class C
Shares sold	50,188	$638,645	124,111	$1,423,537
Shares issued on reinvestment	2,237	28,828	2,341	27,628
Shares repurchased	(60,123)	(771,686)	(119,894)	(1,393,928)
Net increase (decrease)	(7,698)	$(104,213)	6,558	$57,237

Class FI
Shares sold	176	$2,294	1,599	$17,465
Shares issued on reinvestment	26	328	36	421
Shares repurchased	(6)	(76)	(4,760)	(53,476)
Net increase (decrease)	196	$2,546	(3,125)	$(35,590)

Class R
Shares sold	1,841	$23,586	10,308	$119,711
Shares issued on reinvestment	16	213	20	243
Shares repurchased	(839)	(10,893)	(8,120)	(90,084)
Net increase	1,018	$12,906	2,208	$29,870

Class I
Shares sold	34,967	$453,334	22,516	$259,978
Shares issued on reinvestment	4	57	—	—
Shares repurchased	(10,777)	(137,427)	(25,686)	(295,794)
Net increase (decrease)	24,194	$315,964	(3,170)	$(35,816)

Retirement 2040
Class A
Shares sold	77,389	$1,014,044	45,134	$523,550
Shares issued on reinvestment	1,025	13,671	889	10,621
Shares repurchased	(44,664)	(602,216)	(15,318)	(181,352)
Net increase	33,750	$425,499	30,705	$352,819

Class C
Shares sold	41,183	$535,593	86,034	$1,004,341
Shares issued on reinvestment	1,345	17,885	1,570	18,770
Shares repurchased	(93,793)	(1,220,349)	(104,539)	(1,225,478)
Net decrease	(51,265)	$(666,871)	(16,935)	$(202,367)

Class FI
Shares sold	169	$2,259	—	—
Shares issued on reinvestment	14	191	21	$251
Shares repurchased	—	—	(2,194)	(25,000)
Net increase (decrease)	183	$2,450	(2,173)	$(24,749)

Class R
Shares sold	110	$1,442	489	$5,726
Shares issued on reinvestment	19	244	24	292
Shares repurchased	—	—	(8,597)	(97,977)
Net increase (decrease)	129	$1,686	(8,084)	$(91,959)

Class I
Shares sold	26,634	$354,803	60,955	$727,293
Shares issued on reinvestment	10	143	—	—
Shares repurchased	(12,455)	(164,909)	(39,932)	(465,855)
Net increase	14,189	$190,037	21,023	$261,438

Legg Mason Target Retirement Series 2013 Semi-Annual Report	103

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount
Retirement 2045
Class A
Shares sold	12,597	$164,028	34,182	$394,575
Shares issued on reinvestment	288	3,827	758	9,011
Shares repurchased	(9,292)	(120,870)	(17,964)	(212,933)
Net increase	3,593	$46,985	16,976	$190,653

Class C
Shares sold	24,683	$319,918	49,216	$565,046
Shares issued on reinvestment	416	5,515	560	6,663
Shares repurchased	(21,688)	(283,670)	(71,126)	(822,628)
Net increase (decrease)	3,411	$41,763	(21,350)	$(250,919)

Class FI
Shares issued on reinvestment	6	$84	17	$200
Shares repurchased	—	—	(19,900)	(225,000)
Net increase (decrease)	6	$84	(19,883)	$(224,800)

Class R
Shares sold	1,759	$22,767	165	$1,890
Shares issued on reinvestment	17	226	22	255
Shares repurchased	(1,766)	(23,938)	(8,903)	(103,108)
Net increase (decrease)	10	$(945)	(8,716)	$(100,963)

Class I
Shares sold	22,217	$293,504	29,581	$345,465
Shares issued on reinvestment	22	294	58	683
Shares repurchased	(4,487)	(58,913)	(17,973)	(216,997)
Net increase	17,752	$234,885	11,666	$129,151

Retirement 2050
Class A
Shares sold	20,515	$266,551	33,670	$390,748
Shares issued on reinvestment	64	857	964	11,522
Shares repurchased	(5,197)	(69,265)	(18,944)	(223,449)
Net increase	15,382	$198,143	15,690	$178,821

Class C
Shares sold	31,484	$410,940	53,670	$625,399
Shares issued on reinvestment	27	364	678	8,108
Shares repurchased	(39,488)	(513,643)	(64,761)	(742,222)
Net decrease	(7,977)	$(102,339)	(10,413)	$(108,715)

Class FI
Shares issued on reinvestment	2	$13	18	$216
Shares repurchased	—	—	(5,690)	(65,000)
Net increase (decrease)	2	$13	(5,672)	$(64,784)

Class R
Shares sold	128	$1,693	1,219	$14,085
Shares issued on reinvestment	1	22	26	310
Shares repurchased	(27)	(361)	(9,592)	(114,594)
Net increase (decrease)	102	$1,354	(8,347)	$(100,199)

Class I
Shares sold	21,259	$280,236	23,393	$275,687
Shares repurchased	(8,701)	(113,687)	(9,543)	(109,390)
Net increase	12,558	$166,549	13,850	$166,297

104	Legg Mason Target Retirement Series 2013 Semi-Annual Report

	Six Months Ended July 31, 2013		Year Ended January 31, 2013
	Shares	Amount	Shares	Amount
Retirement Fund
Class A
Shares sold	205,882	$2,785,203	139,697	$1,819,689
Shares issued on reinvestment	268	3,646	2,749	36,308
Shares repurchased	(41,016)	(558,921)	(52,854)	(683,471)
Net increase	165,134	$2,229,928	89,592	$1,172,526

Class C
Shares sold	58,360	$797,310	147,040	$1,903,220
Shares issued on reinvestment	175	2,375	1,948	25,750
Shares repurchased	(33,335)	(455,927)	(108,787)	(1,410,953)
Net increase	25,200	$343,758	40,201	$518,017

Class FI
Shares sold	193	$2,620	317	$4,137
Shares issued on reinvestment	7	99	85	1,114
Shares repurchased	(1,891)	(25,646)	(2,726)	(35,002)
Net decrease	(1,691)	$(22,927)	(2,324)	$(29,751)

Class R
Shares sold	5,114	$71,867	—	—
Shares issued on reinvestment	12	163	36	$472
Shares repurchased	—	—	(7,665)	(100,001)
Net increase (decrease)	5,126	$72,030	(7,629)	$(99,529)

Class I
Shares sold	2,092	$28,598	8,058	$104,514
Shares issued on reinvestment	1	16	136	1,784
Shares repurchased	(457)	(6,129)	(15,004)	(195,534)
Net increase (decrease)	1,636	$22,485	(6,810)	$(89,236)

8. Capital loss carryforwards

As of January 31, 2013, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Retirement 2015		Retirement 2050	Retirement Fund
No Expiration	$(55,089)	*	—	$(3,692)	*
1/31/2018	—		$(37,464)	—
1/31/2019	—		(1,707)	—
	$(55,089)		$(39,171)	$(3,692)

These amounts will be available to offset their respective fund’s future taxable capital gains.

*	Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Funds’ other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Recent accounting pronouncement

The Funds have adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Legg Mason Target Retirement Series 2013 Semi-Annual Report	105

Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Kenneth D. Fuller*

President

Frank G. Hubbard

Howard J. Johnson*

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Legg Mason Global Asset Allocation, LLC

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data

Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Mr. Johnson became Chairman and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Target Retirement Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011995 9/13 SR13-2013

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Equity Trust

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Equity Trust

Date:	September 25, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Equity Trust

Date:	September 25, 2013